UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randy W. Merk
Schwab Investments
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2007
Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2007 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder reports.

Coming Soon —
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm

Schwab Funds® is expanding its innovative product line of Fundamental Index Funds to include two new funds – Schwab Fundamental Emerging Markets Index Fund and Schwab Fundamental International Small-Mid Company Index Fund.

These Funds are designed to leverage the groundbreaking research of Rob Arnott and his firm, Research Affiliates, to capture market performance in two key asset classes, emerging markets and international small/mid. The Funds will be passively managed and track the FTSE RAFI Indices that select and weight stocks based on four fundamental financial measures: sales, cash flows, book value and dividends.

Schwab Fundamental Index Funds provide access to an advanced indexing approach intended to offset the risks of cap-weighted indexes while offering the potential for higher investment returns and lower volatility.

Participate in the subscription offer:
Invest between January 11 and January 30, 2008 and take advantage of the $10 per share subscription price1. The Funds will commence operations on January 31, 2008.

Schwab Clients: Visit: www.schwab.com/fundamental Call: 877-796-6740	Institutional Advisors: Visit: www.schwabinstitutional.com Call: 877-824-5615

Schwab Fundamental Emerging Markets Index Fund
		Minimum	Expense
Share Class	Symbol*	Initial Investment	Ratio[2]

Investor	SFEMX	$100.84%

Select	SFESX	$50,000.69%

Institutional	SFENX	$500,000.60%

Schwab Fundamental International Small-Mid Company Index Fund
		Minimum	Expense
Share Class	Symbol*	Initial Investment	Ratio[2]

Investor	SFIVX	$100.79%

Select	SFSMX	$50,000.64%

Institutional	SFILX	$500,000.55%

Investors should consider carefully information contained in the prospectus including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at (877) 796-6740. Please read the prospectus carefully before investing. Investment value and return will fluctuate such that shares, when redeemed, may be worth more or less than original cost.

International investing involves special risks such as currency fluctuation and political instability. Investing in emerging markets may accentuate these risks.

Historically, small-cap stocks have been more volatile than the stocks of larger, more-established companies.

[1]	Subscription orders must be received in good form by 4 p.m. EDT on January 30, 2008. Orders received after that time will be invested at the next determined net asset value (NAV) after receipt and acceptance of the order by Schwab. Sufficient assets must be in your account by 9 a.m. EDT on January 30, 2008. If you do not have sufficient assets to meet the minimum initial investment requirement for the fund you have selected, your order will be canceled. You may reinstate your order by bringing a check to your local Schwab branch by 4 p.m. EDT on January 30, 2008. Share prices will fluctuate once operations commence on January 31, 2008.
[2]	Net OER guaranteed through February 27, 2009 (excluding interest, taxes and certain non-routine expenses).

Schwab Funds is the exclusive FTSE RAFI Index Series provider of non-exchange traded passively managed equity mutual funds. The Fundamental Index, Fundamentals Weighted and RAFI trade names and patent-pending concept are the exclusive property of Research Affiliates, LLC and are used by Charles Schwab Investment Management under license through FTSE. FTSE, Rob Arnott and Research Affiliates, LLC are not affiliated with Charles Schwab & Co., Inc. and its affiliates, parents and subsidiaries.

*These symbols are for trading at Schwab and have not received final approval from NASDAQ.

©2007 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. (1207-8826)

Schwab Equity Index Funds

Annual Report
October 31, 2007

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	14.29%
Select Shares® (Ticker Symbol: SWPPX)	14.50%
e.Shares (Ticker Symbol: SWPEX)[1]	14.49%
Benchmark: S&P 500® Index	14.56%

Performance Details	pages 6-7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	14.43%

Benchmark: S&P 500® Index	14.56%

Performance Details	pages 8-9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	14.81%
Select Shares® (Ticker Symbol: SNXSX)	14.98%
Benchmark: Schwab 1000 Index®	15.36%

Performance Details	pages 10-11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	11.16%
Select Shares® (Ticker Symbol: SWSSX)	11.35%
Benchmark: Schwab Small-Cap Index®	11.73%

Performance Details	pages 12-13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	14.44%
Select Shares® (Ticker Symbol: SWTSX)	14.62%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	15.28%

Performance Details	pages 14-15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	26.26%
Select Shares® (Ticker Symbol: SWISX)	26.50%
Benchmark: Schwab International Index®	26.44%

Performance Details	pages 16-17

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$ 50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$ 75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[2]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe they are a cost-effective and convenient way for investors to achieve a diversified portfolio. And, as we face increasing uncertainty in global markets, diversification is as important now as it has ever been.

Research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bonds, and cash equivalents, can be the most important factor in determining overall portfolio performance. By maintaining diversification, your portfolio can be better positioned to help you weather the market ups and downs.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles. If you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, a senior vice president and chief investment officer, equities, has overall responsibility for the management of the funds.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the market for these riskier securities essentially dried up after this recent summer’s market

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.56%	S&P 500® Index: measures U.S. large-cap stocks

9.27%	Russell 2000® Index: measures U.S. small-cap stocks

24.91%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.38%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Equity Index Funds

The Investment Environment continued

correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab S&P 500 Index Fund Investor Shares returned 14.29% for the report period, tracking its benchmark, the S&P 500 Index, which was up 14.56%. Unlike the fund, the index does not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. From an industry group perspective, Energy, Tech Hardware and Equipment, and Materials were among the top performers during the period. Better performing stocks included Exxon Mobil Corp., Apple, Inc., and Microsoft Corp. Among the industry groups that weighed down returns were Banks, Consumer Durables, and Retailing. Positions in Citigroup, Inc., Merrill Lynch & Co., Inc., and Amgen, Inc., detracted from returns.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	502
Weighted Average
Market Cap

($ x 1,000,000)	$112,302

Price/Earnings Ratio (P/E)	18.0

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate	2%

 Sector Weightings % of Investments

Financials	18.9%

Information Technology	17.1%

Health Care	11.9%

Energy	11.5%

Industrials	11.5%

Consumer Staples	9.7%

Consumer Discretionary	9.0%

Telecommunication Services	3.7%

Utilities	3.3%

Materials	3.3%

Other	0.1%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.8%

General Electric Co.	3.1%

Microsoft Corp.	2.3%

AT&T, Inc.	1.9%

The Procter & Gamble Co.	1.6%

Bank of America Corp.	1.6%

Citigroup, Inc.	1.5%

Cisco Systems, Inc.	1.5%

Chevron Corp.	1.5%

Johnson & Johnson	1.4%

Total	20.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)	14.29%	13.55%	6.77%
Select Shares (5/19/97)	14.50%	13.76%	6.95%
e.Shares (5/1/96)	14.49%	13.69%	6.87%
Benchmark: S&P 500® Index	14.56%	13.87%	7.10%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	6.87%

Fund Expense Ratios3: Investor Shares: 0.36% / Select Shares4: Net 0.19%; Gross 0.21% / e.Shares: 0.21%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	14.03%	13.02%	6.33%
Post-Liquidation (shares were sold)	9.58%	11.55%	5.67%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	14.22%	13.25%	6.50%
Post-Liquidation (shares were sold)	9.75%	11.78%	5.84%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	14.21%	13.21%	6.43%
Post-Liquidation (shares were sold)	9.74%	11.74%	5.77%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	5.65%
Post-Liquidation (shares were sold)	9.17%	11.46%	5.36%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 7

Schwab Institutional Select® S&P 500 Fund

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Schwab Institutional Select S&P 500 Fund returned 14.43%, tracking its benchmark, the S&P 500 Index, which was up 14.56% for the report period. Unlike the fund, the index does not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. Among the industry groups that appreciated the most were Energy, Information Technology, and Materials. Better performing stocks included such names as Exxon Mobil Corp., General Electric Co., and Apple, Inc. Industry groups that appreciated the least included Retailing, Banks, and Consumer Durables and Apparel. On the downside, stocks that detracted from returns included such names as Citigroup Inc., Bank of America Corp., and Comcast Corp.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average
Market Cap

($ x 1,000,000)	$111,914

Price/Earnings Ratio (P/E)	18.1

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate	1%

 Sector Weightings % of Investments

Financials	18.7%

Information Technology	17.0%

Health Care	11.7%

Energy	11.6%

Industrials	11.3%

Consumer Staples	9.4%

Consumer Discretionary	9.0%

Telecommunication Services	3.6%

Utilities	3.3%

Materials	3.3%

Other	1.1%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.8%

General Electric Co.	3.0%

Microsoft Corp.	2.3%

AT&T, Inc.	1.9%

The Procter & Gamble Co.	1.6%

Bank of America Corp.	1.6%

Citigroup, Inc.	1.5%

Cisco Systems, Inc.	1.4%

Chevron Corp.	1.4%

Johnson & Johnson	1.4%

Total	19.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	14.43%	13.80%	3.76%
Benchmark: S&P 500® Index	14.56%	13.87%	3.86%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	4.60%

Fund Expense Ratios3: Net 0.10%; Gross 0.23%

 Average Annual Total Returns After Tax1,2

	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	14.14%	13.31%	3.35%
Post-Liquidation (shares were sold)	9.64%	11.82%	2.99%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	n/a
Post-Liquidation (shares were sold)	9.17%	11.46%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab 1000 Index Fund Investor Shares returned 14.81% for the report period, tracking its benchmark, the Schwab 1000 Index, which returned 15.36%. Unlike the fund, the index does not include operational and transaction costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States. The Schwab 1000 Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. With the exception of Financials, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Energy, and Tech Hardware and Equipment were among the top performers. Better performing stocks for the period included Exxon Mobil Corp., Apple, Inc., and General Electric Co. Industry groups that appreciated the least were Banks, Retailing, and Real Estate. On the downside, positions in Citigroup, Inc., Amgen, Inc., and Merrill Lynch & Co., Inc. detracted from returns.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	970
Weighted Average
Market Cap

($ x 1,000,000)	$99,362

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate	6%

 Sector Weightings % of Investments

Financials	19.6%

Information Technology	16.5%

Industrials	11.6%

Health Care	11.5%

Energy	11.4%

Consumer Discretionary	9.6%

Consumer Staples	8.6%

Materials	3.8%

Utilities	3.6%

Telecommunication Services	3.6%

Other	0.2%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.3%

General Electric Co.	2.7%

Microsoft Corp.	2.0%

AT&T Corp.	1.7%

The Procter & Gamble Co.	1.4%

Bank of America Corp.	1.4%

Citigroup, Inc.	1.3%

Cisco Systems, Inc.	1.3%

ChevronTexaco Corp.	1.3%

Johnson & Johnson	1.2%

Total	17.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)	14.81%	14.07%	7.23%
Select Shares (5/19/97)	14.98%	14.24%	7.38%
Benchmark: Schwab 1000 Index®	15.36%	14.50%	7.59%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	6.87%

Fund Expense Ratios3: Investor Shares: 0.49% / Select Shares: 0.34%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	14.60%	13.68%	6.88%
Post-Liquidation (shares were sold)	9.87%	12.13%	6.15%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	14.74%	13.80%	6.98%
Post-Liquidation (shares were sold)	10.01%	12.25%	6.25%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	5.65%
Post-Liquidation (shares were sold)	9.17%	11.46%	5.36%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Small-Cap Index Fund Investor Shares returned 11.16% for the report period, tracking its benchmark, the Schwab Small-Cap Index, which returned 11.73%. The Schwab Small-Cap Index is comprised of the stocks of the second-largest 1,000 publicly traded companies in the United States. The index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Unlike the fund, the index does not include operational and transaction costs. With the exception of Financials, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Food Beverage and Tobacco, and Capital Goods were among the top performers. Stocks that performed well for the period included Crocs, Inc., Hansen Natural Corp., and CF Industries Holdings, Inc. Industry groups that appreciated the least during the period were Banks, Retailing, and Real Estate. Stocks that detracted from returns included such names as Coldwater Creek, Inc., American Home Mortgage Investment Corp., and RAIT Financial Trust.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	983
Weighted Average
Market Cap

($ x 1,000,000)	$1,868

Price/Earnings Ratio (P/E)	29.4

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate	31%

 Sector Weightings % of Investments

Financials	18.2%

Information Technology	16.6%

Industrials	16.0%

Consumer Discretionary	15.5%

Health Care	11.9%

Energy	8.1%

Materials	4.9%

Consumer Staples	3.2%

Utilities	3.2%

Telecommunication Services	1.5%

Others	0.9%

Total	100.0%

 Top Holdings % of Net Assets 2

KBR, Inc.	0.7%

Crocs, Inc.	0.5%

First Solar, Inc.	0.4%

CF Industries Holdings, Inc.	0.4%
Chipotle Mexican Grill, Inc.,

Class A	0.4%

Hansen Natural Corp.	0.4%

Hewitt Associates, Inc. Class A	0.3%

Terra Industries, Inc.	0.3%

DeVry, Inc.	0.3%

Dresser-Rand Group, Inc.	0.3%

Total	4.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)	11.16%	17.58%	7.82%
Select Shares (5/19/97)	11.35%	17.78%	7.96%
Benchmark: Schwab Small-Cap Index®	11.73%	17.93%	8.48%
Fund Category: Morningstar Small-Cap Blend	10.32%	17.98%	9.21%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	8.44%	16.77%	6.81%
Post-Liquidation (shares were sold)	9.03%	15.19%	6.33%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	8.57%	16.92%	6.91%
Post-Liquidation (shares were sold)	9.15%	15.34%	6.43%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	7.02%	16.49%	7.65%
Post-Liquidation (shares were sold)	7.00%	15.25%	7.38%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.

Schwab Equity Index Funds 13

Schwab Total Stock Market Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day management of the fund.

The Schwab Total Stock Market Index Fund Investor Shares were up 14.44%, trailing its benchmark, the Dow Jones Wilshire 5000 Composite Index, which returned 15.28%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available, currently more than 4,800 stocks. Unlike the fund, the index does not include operational and transaction costs. With the exception of Financials, all sectors experienced positive returns, which benefited the fund. Among the top performing industry groups were Energy, Materials, and Tech Hardware and Equipment. Better performing securities included Exxon Mobil Corp., Apple, Inc., and General Electric Co. On the downside, Banks, Retailing, and Real Estate appreciated the least during the report period. Stocks that detracted from performance included such names as Citigroup, Inc., Merrill Lynch & Co., Inc., and Countrywide Financial Corp.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	2442
Weighted Average
Market Cap

($ x 1,000,000)	$88,836

Price/Earnings Ratio (P/E)	19.0

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	19.0%

Information Technology	17.0%

Industrials	11.6%

Consumer Discretionary	11.2%

Health Care	11.0%

Energy	10.4%

Consumer Staples	8.5%

Materials	3.9%

Utilities	3.3%

Telecommunication Services	3.2%

Others	0.9%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.9%

General Electric Co.	2.2%

Microsoft Corp.	1.9%

AT&T, Inc.	1.4%

Google, Inc., Class A	1.3%

The Procter & Gamble Co.	1.2%

Bank of America Corp.	1.2%

Citigroup, Inc.	1.1%
Berkshire Hathaway, Inc.,

Class A	1.1%

Cisco Systems, Inc.	1.1%

Total	15.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Less than 1%

[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	14.44%	14.72%	4.56%
Select Shares (6/1/99)	14.62%	14.92%	4.72%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	15.28%	15.30%	4.80%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	4.43%

Fund Expense Ratios3: Investor Shares: 0.53% / Select Shares: 0.38%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	14.25%	14.37%	4.26%
Post-Liquidation (shares were sold)	9.61%	12.74%	3.77%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	14.40%	14.46%	4.35%
Post-Liquidation (shares were sold)	9.76%	12.83%	3.86%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	n/a
Post-Liquidation (shares were sold)	9.17%	11.46%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.

Schwab Equity Index Funds 15

Schwab International Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab International Index Fund Investor Shares were up 26.26% for the period, closely tracking its benchmark, the Schwab International Index, which returned 26.44%. The Schwab International Index is comprised of stocks of 350 of the largest publicly traded companies stocks within 21 developed countries. The Index is market-capitalization weighted and therefore, its returns are most heavily influenced by the largest names in the Index. Unlike the fund, the index does not include operational and transaction costs. Within the fund, Hong Kong, Finland, and Australia were among the top contributors to total return. With the exception of Health Care, all sectors experienced positive returns, which benefited the fund. Industry group weights in Materials, Software and Services, and Capital Goods positively contributed to returns. From an individual stock perspective, positions in Vodafone Group plc, DaimlerChrysler AG, and Telefonica S.A. contributed to returns. Ireland and Japan were among the countries that appreciated the least during the report period. Industry groups that lagged their counterparts yet still were positive, included Pharmaceuticals and Biotechnology and Semiconductors and Semiconductor Equipment. Positions in Mitsubishi UFJ Financial Group, Inc., Novartis AG, and UBS AG detracted from performance.

As of 10/31/07:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	23.1%

Japan	15.1%

France	10.5%

Germany	9.0%

Canada	7.3%

Switzerland	7.1%

Australia	5.2%

Spain	4.6%

Italy	3.7%

Netherlands	3.3%

Others	11.1%

Total	100.0%

 Statistics

Number of Holdings	350
Weighted Average
Market Cap

($ x 1,000,000)	$80,067

Price/Earnings Ratio (P/E)	15.2

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate	5%

 Sector Weightings % of Investments

Financials	32.4%

Energy	9.7%

Materials	9.3%

Consumer Discretionary	8.5%

Consumer Staples	7.9%

Industrials	7.8%

Telecommunication Services	6.6%

Utilities	6.0%

Health Care	5.7%

Information Technology	5.3%

Others	0.8%

Total	100.0%

 Top Holdings % of Net Assets2

BP plc	1.9%

HSBC Holdings plc	1.8%

Vodafone Holdings plc	1.6%

Total S.A.	1.5%

Nestle S.A.-Reg’d	1.4%

Telefonica S.A.	1.3%

Nokia Oyj	1.2%

Toyota Motor Corp.	1.2%

Royal Dutch Shell plc, Class A	1.2%

BHP Billiton Ltd.	1.2%

Total	14.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)	26.26%	22.41%	8.61%
Select Shares (5/19/97)	26.50%	22.63%	8.77%
Benchmark: Schwab International Index®	26.44%	23.00%	9.20%
Fund Category: Morningstar Foreign Large-Cap Blend	27.71%	21.98%	8.60%

Fund Expense Ratios3: Investor Shares: Net 0.69%; Gross 0.70% / Select Shares: Net 0.50%; Gross 0.55%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	25.57%	21.69%	8.06%
Post-Liquidation (shares were sold)	17.45%	19.48%	7.25%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	25.77%	21.86%	8.16%
Post-Liquidation (shares were sold)	17.62%	19.65%	7.36%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	24.08%	21.00%	7.35%
Post-Liquidation (shares were sold)	17.20%	18.90%	6.81%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.35%	$1,000	$1,053.60	$1.81
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79
Select Shares®
Actual Return	0.19%	$1,000	$1,054.70	$0.98
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97
e.Shares®
Actual Return	0.20%	$1,000	$1,054.90	$1.04
Hypothetical 5% Return	0.20%	$1,000	$1,024.20	$1.02

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$1,054.50	$0.52
Hypothetical 5% Return	0.10%	$1,000	$1,024.70	$0.51

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.48%	$1,000	$1,055.80	$2.49
Hypothetical 5% Return	0.48%	$1,000	$1,022.79	$2.45
Select Shares
Actual Return	0.33%	$1,000	$1,056.70	$1.71
Hypothetical 5% Return	0.33%	$1,000	$1,023.54	$1.68

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.57%	$1,000	$1,020.60	$2.90
Hypothetical 5% Return	0.57%	$1,000	$1,022.33	$2.91
Select Shares
Actual Return	0.42%	$1,000	$1,021.40	$2.14
Hypothetical 5% Return	0.42%	$1,000	$1,023.09	$2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.52%	$1,000	$1,051.90	$2.69
Hypothetical 5% Return	0.52%	$1,000	$1,022.58	$2.65
Select Shares
Actual Return	0.37%	$1,000	$1,053.00	$1.91
Hypothetical 5% Return	0.37%	$1,000	$1,023.34	$1.89

Schwab International Index Fund®
Investor Shares
Actual Return	0.69%	$1,000	$1,114.40	$3.68
Hypothetical 5% Return	0.69%	$1,000	$1,021.73	$3.52
Select Shares
Actual Return	0.50%	$1,000	$1,115.60	$2.67
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.47	18.79	17.61	16.36	13.79

Income from investment operations:
Net investment income	0.38	0.34	0.34	0.23	0.20
Net realized and unrealized gains	2.65	2.64	1.14	1.23	2.57

Total income from investment operations	3.03	2.98	1.48	1.46	2.77
Less distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.30)	(0.21)	(0.20)

Net asset value at end of period	24.17	21.47	18.79	17.61	16.36

Total return (%)	14.29	16.03	8.44	9.03	20.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.36	0.37	0.37	0.36
Gross operating expenses	0.35	0.36	0.40	0.45	0.46
Net investment income	1.60	1.57	1.74	1.35	1.45
Portfolio turnover rate	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	3,948	3,685	3,666	3,849	3,510

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.56	18.88	17.68	16.41	13.83

Income from investment operations:
Net investment income	0.41	0.37	0.36	0.26	0.24
Net realized and unrealized gains	2.68	2.65	1.16	1.24	2.57

Total income from investment operations	3.09	3.02	1.52	1.50	2.81
Less distributions:
Distributions from net investment income	(0.37)	(0.34)	(0.32)	(0.23)	(0.23)

Net asset value at end of period	24.28	21.56	18.88	17.68	16.41

Total return (%)	14.50	16.18	8.66	9.25	20.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.20	0.21	0.25	0.30	0.31
Net investment income	1.78	1.74	1.92	1.53	1.63
Portfolio turnover rate	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	4,345	4,038	3,938	4,119	3,692

20 See financial notes

 Schwab S&P 500 Index Fund

Financial Highlights continued

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
e.Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.50	18.81	17.62	16.37	13.79

Income from investment operations:
Net investment income	0.40	0.35	0.39	0.26	0.23
Net realized and unrealized gains	2.67	2.67	1.11	1.21	2.56

Total income from investment operations	3.07	3.02	1.50	1.47	2.79
Less distributions:
Distributions from net investment income	(0.37)	(0.33)	(0.31)	(0.22)	(0.21)

Net asset value at end of period	24.20	21.50	18.81	17.62	16.37

Total return (%)	14.44	16.25	8.58	9.10	20.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	0.21	0.24	0.28	0.28
Gross operating expenses	0.20	0.21	0.25	0.30	0.31
Net investment income	1.76	1.72	1.88	1.44	1.54
Portfolio turnover rate	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	274	241	220	249	246

See financial notes 21

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.8%		Common Stock	5,286,878	8,551,595
0.1%		Short-Term Investments	5,314	5,314

99.9%		Total Investments	5,292,192	8,556,909
1.5%		Collateral Invested for Securities on Loan	133,348	133,348
(1	.4)%	Other Assets and Liabilities, Net		(123,243)

100.0%		Net Assets		8,567,014

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.8% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	52,842

Banks 4.3%
Wachovia Corp.	1,194,270	0.6	54,614
Wells Fargo & Co.	2,123,976	0.8	72,236
Other Securities		2.9	238,106

		4.3	364,956

Capital Goods 9.2%
3M Co.	459,061	0.5	39,645
General Electric Co.	6,434,867	3.1	264,859
The Boeing Co.	510,490	0.6	50,329
United Technologies Corp.	647,334	0.6	49,579
Other Securities		4.4	386,411

		9.2	790,823

Commercial Services & Supplies 0.5%
Other Securities		0.5	40,515

Consumer Durables & Apparel 1.0%
Other Securities		1.0	88,549

Consumer Services 1.6%
McDonald’s Corp.	752,901	0.5	44,948
Other Securities		1.1	94,229

		1.6	139,177

Diversified Financials 9.3%
American Express Co.	782,434	0.6	47,689
Bank of America Corp.	2,818,232	1.6	136,064
Citigroup, Inc.	3,067,843	1.5	128,543
JPMorgan Chase & Co.	2,196,216	1.2	103,222
Merrill Lynch & Co., Inc.	554,790	0.4	36,627
Morgan Stanley	682,848	0.5	45,928
The Charles Schwab Corp. (c)	642,696	0.2	14,936
The Goldman Sachs Group, Inc.	256,167	0.7	63,509
Other Securities		2.6	215,711

		9.3	792,229

Energy 11.5%
Chevron Corp.	1,379,919	1.5	126,276
ConocoPhillips	1,029,904	1.0	87,501
Exxon Mobil Corp.	3,560,831	3.8	327,561
Occidental Petroleum Corp.	548,444	0.4	37,870
Schlumberger Ltd.	737,559	0.8	71,226
Other Securities		4.0	338,524

		11.5	988,958

Food & Staples Retailing 2.3%
CVS Caremark Corp.	965,200	0.5	40,316
Wal-Mart Stores, Inc.	1,524,393	0.8	68,918
Other Securities		1.0	87,150

		2.3	196,384

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	1,313,189	1.1	95,771
PepsiCo, Inc.	1,044,258	0.9	76,983
The Coca-Cola Co.	1,312,447	0.9	81,057
Other Securities		2.1	173,198

		5.0	427,009

Health Care Equipment & Services 4.0%
UnitedHealth Group, Inc.	868,708	0.5	42,697
Other Securities		3.5	300,520

		4.0	343,217

Household & Personal Products 2.4%
The Procter & Gamble Co.	1,974,570	1.6	137,272

22 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.8	66,645

		2.4	203,917

Insurance 4.5%
American International Group, Inc.	1,633,332	1.2	103,096
Other Securities		3.3	279,067

		4.5	382,163

Materials 3.3%
Other Securities	4,858,617	3.3	283,586

Media 2.9%
Comcast Corp., Class A *	1,949,048	0.5	41,027
The Walt Disney Co.	1,305,276	0.5	45,202
Time Warner, Inc.	2,390,129	0.5	43,644
Other Securities		1.4	121,933

		2.9	251,806

Pharmaceuticals & Biotechnology 7.8%
Abbott Laboratories	977,375	0.6	53,384
Amgen, Inc. *	726,218	0.5	42,201
Bristol-Myers Squibb Co.	1,259,128	0.4	37,761
Johnson & Johnson	1,818,995	1.4	118,544
Merck & Co., Inc.	1,401,827	1.0	81,671
Pfizer, Inc.	4,477,857	1.3	110,200
Wyeth	861,882	0.5	41,913
Other Securities		2.1	186,370

		7.8	672,044

Real Estate 0.9%
Other Securities		0.9	78,499

Retailing 3.1%
Other Securities		3.1	261,076

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	3,654,566	1.1	98,308
Other Securities		1.5	122,770

		2.6	221,078

Software & Services 6.2%
Google, Inc., Class A *	140,170	1.1	99,100
Microsoft Corp.	5,296,763	2.3	194,974
Oracle Corp. *	2,550,731	0.7	56,550
Other Securities		2.1	178,712

		6.2	529,336

Technology Hardware & Equipment 8.0%
Apple, Inc. *	539,125	1.2	102,407
Cisco Systems, Inc. *	3,862,898	1.5	127,707
Dell, Inc. *	1,388,594	0.5	42,491
Hewlett-Packard Co.	1,711,058	1.1	88,428
International Business Machines Corp.	913,147	1.3	106,035
QUALCOMM, Inc.	1,048,358	0.5	44,796
Other Securities		1.9	176,670

		8.0	688,534

Telecommunication Services 3.7%
AT&T, Inc.	3,917,312	1.9	163,704
Verizon Communications, Inc.	1,868,151	1.0	86,066
Other Securities		0.8	69,011

		3.7	318,781

Transportation 1.8%
United Parcel Service, Inc., Class B	662,790	0.6	49,775
Other Securities		1.2	99,789

		1.8	149,564

Utilities 3.3%
Other Securities		3.3	286,552

Total Common Stock (Cost $5,286,878)			8,551,595

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.1% of net assets

Commercial Paper & Other Obligations 0.1%
Other Securities		0.1	4,533

U.S. Treasury Obligation 0.0%
Other Securities		0.0	781

Total Short-Term Investments (Cost $5,314)			5,314

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 1.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	133,347,976	1.5	133,348

End of collateral invested for securities on loan.

See financial notes 23

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

At 10/31/07 the tax basis cost of the fund’s investments was $5,337,903 and the unrealized appreciation and depreciation were $3,608,096 and ($389,090), respectively, with a net unrealized appreciation of $3,219,006.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see the complete schedule of holdings.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at 10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	80	6,220	62

24 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $131,781 (cost $5,292,192)		$8,556,909
Collateral invested for securities on loan		133,348
Receivables:
Investments sold		9,579
Dividends		7,790
Fund shares sold		3,894
Due from brokers for futures		76
Income from securities on loan		47
Interest		1
Prepaid expenses	+	35

Total assets		8,711,679

Liabilities
Collateral invested for securities on loan		133,348
Payables:
Investments bought		947
Investment adviser and administrator fees		61
Transfer agent and shareholder services fees		118
Fund shares redeemed		10,024
Accrued expenses	+	167

Total liabilities		144,665

Net Assets
Total assets		8,711,679
Total liabilities	−	144,665

Net assets		$8,567,014
Net Assets by Source
Capital received from investors		6,031,301
Net investment income not yet distributed		111,174
Net realized capital losses		(840,240)
Net unrealized capital gains		3,264,779

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,947,821		163,333		$24.17
Select Shares	$4,344,762		178,976		$24.28
e.Shares	$274,431		11,341		$24.20

See financial notes 25

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $774 from affiliated issuer)		$162,075
Interest		999
Securities on loan	+	237

Total Investment Income		163,311

Net Realized Gains and Losses
Net realized gains on investments		68,584
Net realized gains on futures contracts	+	2,396

Net realized gains		70,980

Net Unrealized Gains and Losses
Net unrealized gains on investments		902,443
Net unrealized losses on futures contracts	+	(327)

Net unrealized gains		902,116

Expenses
Investment adviser and administrator fees		7,448
Transfer agent and shareholder service fees:
Investor Shares		9,662
Select Shares		4,190
e.Shares		255
Shareholder reports		242
Portfolio accounting fees		211
Custodian fees		150
Professional fees		68
Trustees’ fees		47
Registration fees		38
Overdraft expense		25
Other expenses	+	161

Total expenses		22,497
Expense reduction by adviser and Schwab	−	447

Net expenses		22,050

Increase in Net Assets from Operations
Total investment income		163,311
Net expenses	−	22,050

Net investment income		141,261
Net realized gains		70,980
Net unrealized gains	+	902,116

Increase in net assets from operations		$1,114,357

26 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$141,261	$130,176
Net realized gains or losses		70,980	(93,757)
Net unrealized gains	+	902,116	1,136,153

Increase in net assets from operations		1,114,357	1,172,572

Distributions to Shareholders
Distributions from net investment income
Investor Shares		57,248	57,584
Select Shares		68,517	67,949
e.Shares	+	4,038	3,805

Total distributions from net investment income		$129,803	$129,338

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		20,611	$464,893	17,732	$353,074
Select Shares		25,425	576,994	30,407	606,896
e.Shares	+	2,827	63,881	2,578	51,641

Total shares sold		48,863	$1,105,768	50,717	$1,011,611

Shares Reinvested
Investor Shares		2,499	$54,840	2,823	$55,000
Select Shares		2,752	60,597	3,056	59,681
e.Shares	+	169	3,715	177	3,443

Total shares reinvested		5,420	$119,152	6,056	$118,124

Shares Redeemed
Investor Shares		(31,408)	($714,160)	(44,003)	($874,140)
Select Shares		(36,485)	(827,901)	(54,785)	(1,094,191)
e.Shares	+	(2,880)	(65,195)	(3,222)	(63,959)

Total shares redeemed		(70,773)	($1,607,256)	(102,010)	($2,032,290)

Net transactions in fund shares		(16,490)	($382,336)	(45,237)	($902,555)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		370,140	$7,964,796	415,377	$7,824,117
Total increase or decrease	+	(16,490)	602,218	(45,237)	140,679

End of period		353,650	$8,567,014	370,140	$7,964,796

Net investment income not yet distributed			$111,174		$100,766

See financial notes 27

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	10.99	9.57	8.95	8.30	7.00

Income from investment operations:
Net investment income	0.21	0.16	0.15	0.13	0.12
Net realized and unrealized gains	1.36	1.39	0.62	0.64	1.30

Total income from investment operations	1.57	1.55	0.77	0.77	1.42
Less distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.15)	(0.12)	(0.12)

Net asset value at end of period	12.39	10.99	9.57	8.95	8.30

Total return (%)	14.43	16.39	8.64	9.36	20.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	0.10	0.10	0.15	0.15
Gross operating expenses	0.22	0.28	0.33	0.35	0.36
Net investment income	1.89	1.84	1.82	1.56	1.65
Portfolio turnover rate	1	2	3	3	4
Net assets, end of period ($ x 1,000,000)	3,103	2,080	1,246	348	272

28 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities’’ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.9%		Common Stock	2,529,004	3,068,754
1.1%		Short-Term Investments	33,524	33,524
	—%	Warrants	—	—

100.0%		Total Investments	2,562,528	3,102,278
5.0%		Collateral Invested for Securities on Loan	155,381	155,381
(5	.0)%	Other Assets and Liabilities, Net		(154,721)

100.0%		Net Assets		3,102,938

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	18,732

Banks 4.2%
Wachovia Corp.	424,517	0.6	19,413
Wells Fargo & Co.	751,313	0.8	25,552
Other Securities		2.8	86,649

		4.2	131,614

Capital Goods 9.1%
3M Co.	162,378	0.5	14,023
General Electric Co.	2,291,625	3.0	94,323
The Boeing Co.	178,331	0.6	17,582
United Technologies Corp.	226,436	0.6	17,343
Other Securities		4.4	137,803

		9.1	281,074

Commercial Services & Supplies 0.5%
Other Securities		0.5	14,758

Consumer Durables & Apparel 1.0%
Other Securities		1.0	31,920

Consumer Services 1.6%
McDonald’s Corp.	274,297	0.5	16,376
Other Securities		1.1	34,096

		1.6	50,472

Diversified Financials 9.1%
American Express Co.	267,927	0.5	16,330
Bank of America Corp.	1,000,720	1.6	48,315
Citigroup, Inc.	1,094,623	1.5	45,865
JPMorgan Chase & Co.	775,973	1.2	36,471
Morgan Stanley (a)	236,866	0.5	15,932
The Charles Schwab Corp. (c)	226,645	0.2	5,267
The Goldman Sachs Group, Inc.	94,406	0.7	23,405
Other Securities		2.9	91,726

		9.1	283,311

Energy 11.6%
Chevron Corp.	484,603	1.4	44,346
ConocoPhillips	364,720	1.0	30,987
Exxon Mobil Corp.	1,293,711	3.8	119,008
Occidental Petroleum Corp.	191,126	0.4	13,197
Schlumberger Ltd.	262,380	0.8	25,338
Other Securities		4.2	126,218

		11.6	359,094

Food & Staples Retailing 2.3%
CVS Caremark Corp.	341,788	0.5	14,277
Wal-Mart Stores, Inc.	546,919	0.8	24,726
Other Securities		1.0	31,199

		2.3	70,202

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	466,802	1.1	34,044
PepsiCo, Inc.	365,266	0.9	26,927
The Coca-Cola Co.	453,246	0.9	27,992
Other Securities		1.9	61,082

		4.8	150,045

Health Care Equipment & Services 3.9%
UnitedHealth Group, Inc.	299,817	0.5	14,736
Other Securities		3.4	106,783

		3.9	121,519

Household & Personal Products 2.3%
The Procter & Gamble Co.	705,041	1.6	49,014

See financial notes 29

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.7	23,654

		2.3	72,668

Insurance 4.3%
American International Group, Inc.	578,755	1.2	36,531
Other Securities		3.1	98,161

		4.3	134,692

Materials 3.3%
Other Securities		3.3	100,788

Media 3.0%
Comcast Corp., Class A *	694,652	0.5	14,622
The Walt Disney Co.	464,954	0.5	16,101
Time Warner, Inc.	883,514	0.5	16,133
Other Securities		1.5	45,859

		3.0	92,715

Pharmaceuticals & Biotechnology 7.7%
Abbott Laboratories	341,941	0.6	18,677
Amgen, Inc. *	256,991	0.5	14,934
Bristol-Myers Squibb Co.	438,711	0.4	13,157
Johnson & Johnson	645,417	1.4	42,062
Merck & Co., Inc.	488,086	0.9	28,436
Pfizer, Inc.	1,608,986	1.3	39,597
Wyeth	299,782	0.5	14,578
Other Securities		2.1	68,327

		7.7	239,768

Real Estate 1.0%
Other Securities		1.0	31,356

Retailing 3.1%
Other Securities		3.1	95,109

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	1,284,789	1.1	34,561
Other Securities		1.5	46,448

		2.6	81,009

Software & Services 6.2%
Google, Inc., Class A *	51,638	1.2	36,508
Microsoft Corp.	1,920,893	2.3	70,708
Oracle Corp. *	889,926	0.6	19,730
Other Securities		2.1	63,871

		6.2	190,817

Technology Hardware & Equipment 8.0%
Apple, Inc. *	189,805	1.2	36,054
Cisco Systems, Inc. *	1,355,130	1.5	44,801
Dell, Inc. *	505,796	0.5	15,477
Hewlett-Packard Co.	612,315	1.0	31,644
International Business Machines Corp.	335,073	1.3	38,909
QUALCOMM, Inc.	368,227	0.5	15,734
Other Securities		2.0	64,265

		8.0	246,884

Telecommunication Services 3.6%
AT&T, Inc.	1,392,065	1.9	58,174
Verizon Communications, Inc.	649,770	1.0	29,935
Other Securities		0.7	24,978

		3.6	113,087

Transportation 1.8%
United Parcel Service, Inc., Class B	238,638	0.6	17,922
Other Securities		1.2	37,690

		1.8	55,612

Utilities 3.3%
Other Securities		3.3	101,508

Total Common Stock (Cost $2,529,004)			3,068,754

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 1.0%
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	30,415	1.0	30,415

U.S. Treasury Obligations 0.1%
Other Securities		0.1	3,109

Total Short-Term Investments (Cost $33,524)			33,524

30 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Warrants 0.0% of net assets
Other Securities	11,390	0.0	—
Total Warrants (Cost $—)			—

End of Investments.
Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 5.0% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	155,380,890	5.0	155,381

End of collateral invested for securities on loan.

At 10/31/07, the tax basis cost of the fund’s investments was $2,574,259, and the unrealized appreciation and depreciation were $605,643 and ($77,624), respectively, with a net unrealized appreciation of $528,019.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at 10/31/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	360	27,988	364

See financial notes 31

 Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $153,409 (cost $2,562,528)		$3,102,278
Collateral invested for securities on loan		155,381
Receivables:
Investments sold		214
Fund shares sold		5,875
Dividends		2,728
Due from brokers for futures		366
Income from securities on loan		63
Interest		4
Prepaid expenses	+	12

Total assets		3,266,921

Liabilities
Collateral invested for securities on loan		155,381
Payables:
Investments bought		333
Transfer agent and shareholder services fees		39
Fund shares redeemed		8,165
Accrued expenses	+	65

Total liabilities		163,983

Net Assets
Total assets		3,266,921
Total liabilities	−	163,983

Net assets		$3,102,938
Net Assets by Source
Capital received from investors		2,571,637
Net investment income not yet distributed		41,397
Net realized capital losses		(50,211)
Net unrealized capital gains		540,115

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$3,102,938		250,460		$12.39

32 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $252 from affiliated issuer and net of $3 foreign withholding tax)		$50,043
Interest		2,472
Securities on loan	+	233

Total Investment Income		52,748

Net Realized Gains and Losses
Net realized gains on investments		12,228
Net realized losses on futures contracts	+	(1,045)

Net realized gains		11,183

Net Unrealized Gains and Losses
Net unrealized gains on investments		294,855
Net unrealized gains on futures contracts	+	58

Net unrealized gains		294,913

Expenses
Investment adviser and administrator fees		2,898
Transfer agent and shareholder service fees		2,645
Portfolio accounting fees		101
Custodian fees		87
Registration fees		58
Professional fees		36
Shareholder reports		31
Trustees’ fees		19
Overdraft expense		3
Other expenses	+	32

Total expenses		5,910
Expense reduction by adviser and Schwab	−	3,262

Net expenses		2,648

Increase in Net Assets from Operations
Total investment income		52,748
Net expenses	−	2,648

Net investment income		50,100
Net realized gains		11,183
Net unrealized gains	+	294,913

Increase in net assets from operations		$356,196

See financial notes 33

 Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$50,100	$29,583
Net realized gains or losses		11,183	(9,637)
Net unrealized gains	+	294,913	227,054

Increase in net assets from operations		356,196	247,000

Distributions to Shareholders
Distributions from net investment income		$32,922	$18,248

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		89,179	$1,028,140	85,032	$868,441
Shares Reinvested		2,614	29,386	1,660	16,500
Shares Redeemed	+	(30,703)	(358,242)	(27,532)	(279,438)

Net transactions in fund shares		61,090	$699,284	59,160	$605,503

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		189,370	$2,080,380	130,210	$1,246,125
Total increase	+	61,090	1,022,558	59,160	834,255

End of period		250,460	$3,102,938	189,370	$2,080,380

Net investment income not yet distributed			$41,397		$24,468

34 See financial notes

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/06-		11/1/05-		11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07		10/31/06		10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	40.40		35.31		32.54	30.25	25.25

Income from investment operations:
Net investment income	0.60	[1]	0.50	[1]	0.55	0.37	0.33
Net realized and unrealized gains	5.33	[1]	5.05	[1]	2.70	2.26	4.99

Total income from investment operations	5.93		5.55		3.25	2.63	5.32
Less distributions:
Distributions from net investment income	(0.52)		(0.46)		(0.48)	(0.34)	(0.32)

Net asset value at end of period	45.81		40.40		35.31	32.54	30.25

Total return (%)	14.81		15.84		10.04	8.78	21.34

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48		0.49		0.50	0.50	0.49
Gross operating expenses	0.48		0.49		0.50	0.50	0.51
Net investment income	1.39		1.34		1.49	1.15	1.27
Portfolio turnover rate	6		5		6	5	5
Net assets, end of period ($ x 1,000,000)	3,974		3,918		4,166	4,258	3,974

	11/1/06-		11/1/05-		11/1/04-	11/1/03-	11/2/02-
Select Shares	10/31/07		10/31/06		10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	40.43		35.34		32.56	30.27	25.26

Income from investment operations:
Net investment income	0.66	[1]	0.56	[1]	0.56	0.42	0.37
Net realized and unrealized gains	5.34	[1]	5.04	[1]	2.74	2.25	4.99

Total income from investment operations	6.00		5.60		3.30	2.67	5.36
Less distributions:
Distributions from net investment income	(0.59)		(0.51)		(0.52)	(0.38)	(0.35)

Net asset value at end of period	45.84		40.43		35.34	32.56	30.27

Total return (%)	14.98		16.01		10.21	8.90	21.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.33		0.34		0.35	0.35	0.35
Gross operating expenses	0.33		0.34		0.35	0.35	0.36
Net investment income	1.54		1.48		1.63	1.30	1.41
Portfolio turnover rate	6		5		6	5	5
Net assets, end of period ($ x 1,000,000)	3,311		2,924		2,328	2,138	1,996
1 Calculated based on the average shares outstanding during the period.

See financial notes 35

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.5%		Common Stock	3,056,568	7,247,273
0.2%		Foreign Common Stock	7,751	15,553
0.2%		Short-Term Investments	17,029	17,029

99.9%		Total Investments	3,081,348	7,279,855
5.6%		Collateral Invested for Securities on Loan	409,235	409,235
(5	.5)%	Other Assets and Liabilities, Net		(403,896)

100.0%		Net Assets		7,285,194

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.5% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	44,748

Banks 4.0%
Wachovia Corp.	893,130	0.6	40,843
Wells Fargo & Co.	1,566,896	0.7	53,290
Other Securities		2.7	199,403

		4.0	293,536

Capital Goods 9.0%
3M Co.	340,334	0.4	29,391
General Electric Co.	4,761,122	2.7	195,968
The Boeing Co.	366,089	0.5	36,093
United Technologies Corp.	461,863	0.5	35,374
Other Securities		4.9	359,064

		9.0	655,890

Commercial Services & Supplies 0.7%
Other Securities		0.7	49,380

Consumer Durables & Apparel 1.1%
Other Securities		1.1	79,351

Consumer Services 1.9%
McDonald’s Corp.	553,736	0.5	33,058
Other Securities		1.4	103,046

		1.9	136,104

Diversified Financials 8.4%
American Express Co.	553,077	0.5	33,710
Bank of America Corp.	2,074,268	1.4	100,146
Citigroup, Inc.	2,273,662	1.3	95,266
JPMorgan Chase & Co.	1,580,938	1.0	74,304
Morgan Stanley	493,648	0.5	33,203
The Charles Schwab Corp. (c)	476,315	0.2	11,069
The Goldman Sachs Group, Inc.	190,732	0.7	47,286
Other Securities		2.8	217,393

		8.4	612,377

Energy 11.3%
ChevronTexaco Corp.	1,000,677	1.3	91,572
ConocoPhillips	758,216	0.9	64,418
Exxon Mobil Corp.	2,640,422	3.3	242,892
Occidental Petroleum Corp.	388,616	0.4	26,834
Schlumberger Ltd.	546,506	0.7	52,776
Other Securities		4.7	346,561

		11.3	825,053

Food & Staples Retailing 2.0%
CVS Caremark Corp.	708,261	0.4	29,584
Wal-Mart Stores, Inc.	1,122,977	0.7	50,770
Other Securities		0.9	66,299

		2.0	146,653

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	973,215	1.0	70,977
PepsiCo, Inc.	759,487	0.8	55,989
The Coca-Cola Co.	934,204	0.8	57,696
Other Securities		1.8	135,290

		4.4	319,952

Health Care Equipment & Services 4.1%
UnitedHealth Group, Inc.	642,312	0.4	31,570
Other Securities		3.7	269,896

		4.1	301,466

Household & Personal Products 2.2%
The Procter & Gamble Co.	1,460,919	1.4	101,563

36 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.8	55,842

		2.2	157,405

Insurance 5.4%
American International Group, Inc.	1,189,536	1.0	75,084
Berkshire Hathaway, Inc., Class A *	393	0.7	52,073
Other Securities		3.7	264,682

		5.4	391,839

Materials 3.8%
Other Securities		3.8	275,886

Media 3.2%
Comcast Corp., Class A (a) *	1,442,353	0.4	30,362
The Walt Disney Co.	971,502	0.5	33,643
Time Warner, Inc.	1,769,601	0.5	32,313
Other Securities		1.8	132,987

		3.2	229,305

Pharmaceuticals & Biotechnology 7.3%
Abbott Laboratories	715,646	0.6	39,089
Amgen, Inc. *	523,560	0.4	30,424
Bristol-Myers Squibb Co.	936,539	0.4	28,087
Johnson & Johnson	1,342,217	1.2	87,472
Merck & Co., Inc.	1,019,285	0.8	59,384
Pfizer, Inc.	3,216,810	1.1	79,166
Wyeth	624,283	0.4	30,359
Other Securities		2.4	178,868

		7.3	532,849

Real Estate 1.8%
Other Securities		1.8	131,070

Retailing 3.1%
Other Securities		3.1	228,745

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	2,674,630	1.0	71,947
Other Securities		1.5	112,901

		2.5	184,848

Software & Services 6.2%
Google, Inc., Class A *	99,296	1.0	70,202
Microsoft Corp.	3,946,588	2.0	145,274
Oracle Corp. *	1,850,710	0.6	41,030
Other Securities		2.6	196,935

		6.2	453,441

Technology Hardware & Equipment 7.5%
Apple, Inc. *	399,714	1.1	75,926
Cisco Systems, Inc. *	2,801,315	1.3	92,612
Dell, Inc. *	1,053,499	0.5	32,237
Hewlett-Packard Co.	1,259,118	0.9	65,071
International Business Machines Corp.	635,690	1.0	73,816
QUALCOMM, Inc.	768,228	0.5	32,826
Other Securities		2.2	171,260

		7.5	543,748

Telecommunication Services 3.6%
AT&T Corp.	2,896,027	1.7	121,025
Verizon Communications, Inc.	1,349,537	0.9	62,173
Other Securities		1.0	75,535

		3.6	258,733

Transportation 1.8%
United Parcel Service, Inc., Class B	488,325	0.5	36,673
Other Securities		1.3	93,231

		1.8	129,904

Utilities 3.6%
Other Securities		3.6	264,990

Total Common Stock (Cost $3,056,568)			7,247,273

Foreign Common Stock 0.2% of net assets

Bermuda 0.1%

Capital Goods 0.1%
Other Securities		0.1	4,808

Consumer Services 0.0%
Other Securities		0.0	1,231

		0.1	6,039

Cayman Islands 0.1%

Energy 0.1%
Other Securities		0.1	8,492

United Kingdom 0.0%

Transportation 0.0%
Other Securities		0.0	1,022

Total Foreign Common Stock (Cost $7,751)			15,553

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.2% of net assets

Repurchase Agreement 0.2%
Other Securities		0.2	16,457

See financial notes 37

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

U.S. Treasury Obligations 0.0%
Other Securities		0.0	572

Total Short-Term Investments (Cost $17,029)			17,029

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 5.6% of net assets
State Street Navigator Security Lending Prime Portfolio	409,235,043	5.6	409,235

End of collateral invested for securities on loan.

At 10/31/2007 the tax basis cost of the fund’s investments was $3,082,470 and the unrealized appreciation and depreciation were $4,299,861 and ($102,476), respectively, with a net unrealized appreciation of $4,197,385.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser
(d)	Fair-valued by Management. Please see complete schedule of holdings.

In addition to the above, the fund held the following at
10/31/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	130	10,107	33

38 See financial notes

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $399,547 (cost $3,081,348)		$7,279,855
Collateral invested for securities on loan		409,235
Cash		5
Receivables:
Dividends		6,396
Fund shares sold		2,997
Income from securities on loan		149
Due from brokers for futures		123
Interest		2
Prepaid expenses	+	30

Total assets		7,698,792

Liabilities
Collateral invested for securities on loan		409,235
Payables:
Investment adviser and administrator fees		128
Transfer agent and shareholder services fees		106
Fund shares redeemed		3,973
Accrued expenses	+	156

Total liabilities		413,598

Net Assets
Total assets		7,698,792
Total liabilities	−	413,598

Net assets		$7,285,194
Net Assets by Source
Capital received from investors		3,002,639
Net investment income not yet distributed		80,191
Net realized capital gains		3,824
Net unrealized capital gains		4,198,540

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,974,445		86,754		$45.81
Select Shares	$3,310,749		72,217		$45.84

See financial notes 39

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $581 from affiliated issuer and net of $6 foreign withholding tax)		$130,358
Interest		848
Securities on loan	+	1,031

Total Investment Income		132,237

Net Realized Gains and Losses
Net realized gains on investments		312,564
Net realized gains on futures contracts	+	898

Net realized gains		313,462

Net Unrealized Gains and Losses
Net unrealized gains on investments		563,616
Net unrealized gains on foreign currency translations		1
Net unrealized losses on futures contracts	+	(156)

Net unrealized gains		563,461

Expenses
Investment adviser and administrator fees		15,526
Transfer agent and shareholder service fees:
Investor Shares		9,929
Select Shares		3,091
Shareholder reports		246
Portfolio accounting fees		198
Custodian fees		119
Registration fees		71
Professional fees		55
Trustees’ fees		43
Overdraft expense		24
Other expenses	+	60

Total expenses		29,362
Custody credit	−	10

Net expenses		29,352

Increase in Net Assets from Operations
Total investment income		132,237
Net expenses	−	29,352

Net investment income		102,885
Net realized gains		313,462
Net unrealized gains	+	563,461

Increase in net assets from operations		$979,808

40 See financial notes

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$102,885	$92,450
Net realized gains		313,462	200,595
Net unrealized gains	+	563,461	688,962

Increase in net assets from operations		979,808	982,007

Distributions to Shareholders
Distributions from net investment income
Investor Shares		49,741	53,026
Select Shares	+	42,503	33,855

Total distributions from net investment income		$92,244	$86,881

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,398	$273,594	7,114	$266,698
Select Shares	+	11,316	486,239	17,151	640,701

Total shares sold		17,714	$759,833	24,265	$907,399

Shares Reinvested
Investor Shares		1,107	$45,932	1,329	$48,830
Select Shares	+	856	35,483	769	28,221

Total shares reinvested		1,963	$81,415	2,098	$77,051

Shares Redeemed
Investor Shares		(17,729)	($762,521)	(29,454)	($1,101,605)
Select Shares	+	(12,279)	(522,702)	(11,469)	(429,917)

Total shares redeemed		(30,008)	($1,285,223)	(40,923)	($1,531,522)

Net transactions in fund shares		(10,331)	($443,975)	(14,560)	($547,072)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		169,302	$6,841,605	183,862	$6,493,551
Total increase or decrease	+	(10,331)	443,589	(14,560)	348,054

End of period		158,971	$7,285,194	169,302	$6,841,605

Net investment income not yet distributed			$80,191		$71,145

See financial notes 41

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	25.92	22.31	19.92	18.22	13.27

Income from investment operations:
Net investment income	0.32 [1]	0.23 [1]	0.14	0.13	0.11
Net realized and unrealized gains	2.35 [1]	3.67 [1]	2.38	1.68	4.98

Total income from investment operations	2.67	3.90	2.52	1.81	5.09
Less distributions:
Distributions from net investment income	(0.24)	(0.14)	(0.13)	(0.11)	(0.14)
Distributions from net realized gains	(3.05)	(0.15)	—	—	—

Total distributions	(3.29)	(0.29)	(0.13)	(0.11)	(0.14)

Net asset value at end of period	25.30	25.92	22.31	19.92	18.22

Total return (%)	11.16	17.62	12.66	9.98	38.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	0.57	0.58	0.59	0.56
Gross operating expenses	0.57	0.57	0.58	0.59	0.60
Net investment income	1.28	0.94	0.57	0.66	0.74
Portfolio turnover rate	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	756	771	823	869	886

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	25.97	22.36	19.96	18.25	13.28

Income from investment operations:
Net investment income	0.35 [1]	0.27 [1]	0.17	0.17	0.14
Net realized and unrealized gains	2.36 [1]	3.67 [1]	2.39	1.68	4.99

Total income from investment operations	2.71	3.94	2.56	1.85	5.13
Less distributions:
Distributions from net investment income	(0.28)	(0.18)	(0.16)	(0.14)	(0.16)
Distributions from net realized gains	(3.05)	(0.15)	—	—	—

Total distributions	(3.33)	(0.33)	(0.16)	(0.14)	(0.16)

Net asset value at end of period	25.35	25.97	22.36	19.96	18.25

Total return (%)	11.35	17.78	12.86	10.16	39.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	0.42	0.41	0.42	0.41
Gross operating expenses	0.42	0.42	0.43	0.44	0.45
Net investment income	1.43	1.10	0.74	0.82	0.89
Portfolio turnover rate	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	969	889	795	761	759
1 Calculated based on the average shares outstanding during the period.

42 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.5%		Common Stock	1,372,632	1,698,058
0.6%		Foreign Common Stock	9,379	10,165
0.9%		Short-Term Investments	15,171	15,171

100.0%		Total Investments	1,397,182	1,723,394
35.3%		Collateral Invested for Securities on Loan	609,313	609,313
(35	.3)%	Other Assets and Liabilities, Net		(608,174)

100.0%		Net Assets		1,724,533

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.5% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	19,600

Banks 6.6%
Other Securities		6.6	113,999

Capital Goods 9.9%
Bucyrus International, Inc., Class A	44,546	0.2	3,675
Curtiss-Wright Corp.	73,456	0.2	4,135
DRS Technologies, Inc.	66,191	0.2	3,802
EMCOR Group, Inc. *	106,004	0.2	3,650
First Solar, Inc. (a) *	47,600	0.4	7,559
KBR, Inc. *	261,000	0.7	11,192
The Toro Co.	67,035	0.2	3,731
Washington Group International, Inc. *	46,947	0.3	4,570
Other Securities		7.5	128,172

		9.9	170,486

Commercial Services & Supplies 4.2%
Waste Connections, Inc. (a) *	110,943	0.2	3,751
Other Securities		4.0	68,040

		4.2	71,791

Consumer Durables & Apparel 3.8%
Crocs, Inc. (a) *	114,418	0.5	8,553
Tempur-Pedic International, Inc. (a)	123,062	0.3	4,430
Tupperware Brands Corp. (a)	100,511	0.2	3,628
Other Securities		2.8	48,691

		3.8	65,302

Consumer Services 4.7%
Chipotle Mexican Grill, Inc., Class A (a) *	46,747	0.4	6,498
DeVry, Inc.	98,080	0.3	5,364
Strayer Education, Inc. (a)	22,771	0.2	4,246
Other Securities		3.8	65,705

		4.7	81,813

Diversified Financials 2.2%
International Securities Exchange Holdings, Inc., Class A	63,348	0.2	4,247
Waddell & Reed Financial, Inc., Class A (a)	125,539	0.2	4,170
Other Securities		1.8	30,323

		2.2	38,740

Energy 8.1%
Atwood Oceanics, Inc. *	44,404	0.2	3,741
Dresser-Rand Group, Inc. *	133,619	0.3	5,171
Global Industries Ltd. *	149,682	0.2	3,685
Whiting Petroleum Corp. *	67,211	0.2	3,633
Other Securities		7.2	122,783

		8.1	139,013

Food & Staples Retailing 0.8%
Other Securities		0.8	13,794

Food, Beverage & Tobacco 2.0%
Hansen Natural Corp. (a) *	93,760	0.4	6,376
Other Securities		1.6	28,742

		2.0	35,118

See financial notes 43

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Health Care Equipment & Services 5.9%
Inverness Medical Innovations, Inc. (a) *	75,156	0.3	4,516
Kyphon, Inc. *	72,236	0.3	5,120
Other Securities		5.3	91,525

		5.9	101,161

Household & Personal Products 0.4%
Other Securities		0.4	6,236

Insurance 3.1%
Other Securities		3.1	53,336

Materials 4.9%
CF Industries Holdings, Inc.	74,553	0.4	6,553
Terra Industries, Inc. *	155,300	0.3	5,729
Other Securities		4.2	72,880

		4.9	85,162

Media 2.4%
Other Securities		2.4	40,677

Pharmaceuticals & Biotechnology 6.0%
Alexion Pharmaceuticals, Inc. *	49,028	0.2	3,751
BioMarin Pharmaceuticals, Inc. *	131,314	0.2	3,641
Illumina, Inc. (a) *	87,394	0.3	4,907
MGI Pharma, Inc. *	133,691	0.3	4,356
Myriad Genetics, Inc. *	67,265	0.2	3,724
Onyx Pharmaceuticals, Inc. *	90,466	0.2	4,226
OSI Pharmaceuticals, Inc. *	93,291	0.2	3,878
Varian, Inc. *	49,971	0.2	3,692
Ventana Medical Systems, Inc. *	51,706	0.3	4,550
Other Securities		3.9	66,815

		6.0	103,540

Real Estate 5.8%
Digital Realty Trust, Inc. (a)	96,504	0.2	4,245
Other Securities		5.6	95,339

		5.8	99,584

Retailing 3.4%
Dick’s Sporting Goods, Inc. (a) *	127,680	0.2	4,261
Other Securities		3.2	55,139

		3.4	59,400

Semiconductors & Semiconductor Equipment 4.0%
Cree, Inc. (a) *	134,296	0.2	3,760
Other Securities		3.8	64,498

		4.0	68,258

Software & Services 6.6%
ANSYS, Inc. *	125,648	0.3	4,876
Equinix, Inc. (a) *	40,047	0.3	4,672
Hewitt Associates, Inc., Class A *	168,138	0.3	5,932
Jack Henry & Associates, Inc. (a)	125,520	0.2	3,668
Nuance Communications, Inc. (a) *	228,357	0.3	5,049
VeriFone Holdings, Inc. (a) *	76,243	0.2	3,769
Other Securities		5.0	85,851

		6.6	113,817

Technology Hardware & Equipment 5.9%
Foundry Networks, Inc. *	231,824	0.3	4,901
Itron, Inc. (a) *	47,559	0.3	5,112
Other Securities		5.3	92,469

		5.9	102,482

Telecommunication Services 1.5%
Time Warner Telecom, Inc., Class A *	190,408	0.3	4,425
United States Cellular Corp. *	39,840	0.2	3,751
Other Securities		1.0	17,418

		1.5	25,594

Transportation 2.0%
Kirby Corp. *	86,434	0.2	3,948
Other Securities		1.8	30,079

		2.0	34,027

Utilities 3.2%
Other Securities		3.2	55,128

Total Common Stock (Cost $1,372,632)			1,698,058

Foreign Common Stock 0.6% of net assets

Bermuda 0.6%

Consumer Durables & Apparel 0.1%
Other Securities		0.1	909

Insurance 0.4%
Other Securities		0.4	8,276

44 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Software & Services 0.1%
Other Securities		0.1	980

Total Foreign Common Stock (Cost $9,379)			10,165

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	14,047,065	0.8	14,047

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,124

Total Short-Term Investments (Cost $15,171)			15,171

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 35.3% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	609,312,790	35.3	609,313

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $1,395,610, and the unrealized appreciation and depreciation were $468,572 and ($140,788), respectively, with a net unrealized appreciation of $327,784.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 10/31/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
Russell 2000 Index, e-mini, Long, expires 12/21/07	165	13,733	714

See financial notes 45

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $605,077 (cost $1,397,182)		$1,723,394
Collateral invested for securities on loan		609,313
Receivables:
Dividends		940
Fund shares sold		465
Income from securities on loan		437
Due from brokers for futures		224
Interest		2
Prepaid expenses	+	7

Total assets		2,334,782

Liabilities
Collateral invested for securities on loan		609,313
Payables:
Investment adviser and administrator fees		40
Transfer agent and shareholder services fees		27
Fund shares redeemed		789
Accrued expenses	+	80

Total liabilities		610,249

Net Assets
Total assets		2,334,782
Total liabilities	−	610,249

Net assets		$1,724,533
Net Assets by Source
Capital received from investors		1,133,361
Net investment income not yet distributed		17,463
Net realized capital gains		246,783
Net unrealized capital gains		326,926

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$755,905		29,875		$25.30
Select Shares	$968,628		38,209		$25.35

46 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of $12 foreign withholding tax)		$27,814
Interest		856
Securities on loan	+	2,953

Total Investment Income		31,623

Net Realized Gains and Losses
Net realized gains on investments		246,317
Net realized losses on futures contracts	+	(1,662)

Net realized gains		244,655

Net Unrealized Gains and Losses
Net unrealized losses on investments		(87,002)
Net unrealized gains on futures contracts	+	532

Net unrealized losses		(86,470)

Expenses
Investment adviser and administrator fees		5,047
Transfer agent and shareholder service fees:
Investor Shares		1,931
Select Shares		941
Registration fees		106
Portfolio accounting fees		90
Custodian fees		67
Shareholder reports		60
Professional fees		46
Trustees’ fees		14
Overdraft expense		9
Other expenses	+	22

Total expenses		8,333

Increase in Net Assets from Operations
Total investment income		31,623
Net expenses	−	8,333

Net investment income		23,290
Net realized gains		244,655
Net unrealized losses	+	(86,470)

Increase in net assets from operations		$181,475

See financial notes 47

 Schwab Small-Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$23,290	$16,970
Net realized gains		244,655	192,404
Net unrealized gains or losses	+	(86,470)	62,683

Increase in net assets from operations		181,475	272,057

Distributions to Shareholders
Distributions from net investment income
Investor Shares		6,876	4,995
Select Shares	+	9,628	6,216

Total distributions from net investment income		16,504	11,211

Distributions from net realized gains
Investor Shares		88,653	5,339
Select Shares	+	104,007	5,156

Total distributions from net realized gains		192,660	10,495

Total distributions		$209,164	$21,706

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,309	$81,591	2,811	$68,930
Select Shares	+	4,151	101,982	5,327	128,328

Total shares sold		7,460	$183,573	8,138	$197,258

Shares Reinvested
Investor Shares		3,788	$89,541	414	$9,611
Select Shares	+	4,407	104,234	451	10,498

Total shares reinvested		8,195	$193,775	865	$20,109

Shares Redeemed
Investor Shares		(6,951)	($171,881)	(10,390)	($251,597)
Select Shares	+	(4,571)	(112,733)	(7,116)	(174,607)

Total shares redeemed		(11,522)	($284,614)	(17,506)	($426,204)

Net transactions in fund shares		4,133	$92,734	(8,503)	($208,837)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,951	$1,659,488	72,454	$1,617,974
Total increase or decrease	+	4,133	65,045	(8,503)	41,514

End of period		68,084	$1,724,533	63,951	$1,659,488

Net investment income not yet distributed			$17,463		$12,783

48 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	23.83	20.77	19.04	17.48	14.35

Income from investment operations:
Net investment income	0.35	0.30	0.29	0.19	0.16
Net realized and unrealized gains	3.06	3.01	1.69	1.53	3.14

Total income from investment operations	3.41	3.31	1.98	1.72	3.30
Less distributions:
Distributions from net investment income	(0.28)	(0.25)	(0.25)	(0.16)	(0.17)

Net asset value at end of period	26.96	23.83	20.77	19.04	17.48

Total return (%)	14.44	16.05	10.45	9.93	23.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.52	0.53	0.54	0.56	0.53
Gross operating expenses	0.52	0.53	0.54	0.56	0.59
Net investment income	1.34	1.27	1.37	1.07	1.18
Portfolio turnover rate	0 [1]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	673	607	600	592	469

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	23.90	20.83	19.09	17.52	14.37

Income from investment operations:
Net investment income	0.37	0.31	0.31	0.22	0.20
Net realized and unrealized gains	3.09	3.04	1.71	1.54	3.14

Total income from investment operations	3.46	3.35	2.02	1.76	3.34
Less distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.28)	(0.19)	(0.19)

Net asset value at end of period	27.04	23.90	20.83	19.09	17.52

Total return (%)	14.62	16.23	10.63	10.10	23.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.37	0.38	0.39	0.39	0.36
Gross operating expenses	0.37	0.38	0.39	0.41	0.44
Net investment income	1.49	1.41	1.52	1.23	1.35
Portfolio turnover rate	0 [1]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	906	762	617	548	429
1 Less than 1%.

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Common Stock	1,073,413	1,559,111
0.2%		Foreign Common Stock	1,070	2,737
0.1%		Preferred Stock	723	2,032
0.9%		Short-Term Investments	14,979	14,979

99.9%		Total Investments	1,090,185	1,578,859
3.5%		Collateral Invested for Securities on Loan	54,830	54,830
(3	.4)%	Other Assets and Liabilities, Net		(54,272)

100.0%		Net Assets		1,579,417

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	10,269

Banks 4.2%
Wachovia Corp.	171,582	0.5	7,846
Wells Fargo & Co.	279,406	0.6	9,503
Other Securities		3.1	48,362

		4.2	65,711

Capital Goods 8.7%
3M Co.	65,000	0.4	5,613
General Electric Co.	847,966	2.2	34,902
The Boeing Co.	68,800	0.4	6,783
United Technologies Corp.	84,068	0.4	6,439
Other Securities		5.3	83,788

		8.7	137,525

Commercial Services & Supplies 1.1%
Other Securities		1.1	17,635

Consumer Durables & Apparel 1.4%
Other Securities		1.4	22,447

Consumer Services 2.5%
McDonald’s Corp.	110,300	0.4	6,585
Other Securities		2.1	32,575

		2.5	39,160

Diversified Financials 7.9%
American Express Co.	105,150	0.4	6,409
Bank of America Corp.	381,577	1.2	18,423
Citigroup, Inc.	412,286	1.1	17,275
JPMorgan Chase & Co.	295,944	0.9	13,909
Morgan Stanley	90,300	0.4	6,074
The Charles Schwab Corp. (d)	111,120	0.2	2,582
The Goldman Sachs Group, Inc.	38,700	0.6	9,595
Other Securities		3.1	50,869

		7.9	125,136

Energy 10.3%
Chevron Corp.	178,939	1.1	16,375
ConocoPhillips	134,223	0.7	11,404
Exxon Mobil Corp.	493,166	2.9	45,366
Schlumberger Ltd.	100,000	0.6	9,657
Other Securities		5.0	80,414

		10.3	163,216

Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	334,100	1.0	15,105
Other Securities		1.1	18,400

		2.1	33,505

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	168,800	0.8	12,311
Kraft Foods, Inc., Class A	185,513	0.4	6,198
PepsiCo, Inc.	140,800	0.7	10,380
The Coca-Cola Co.	202,200	0.8	12,488
Other Securities		1.8	28,886

		4.5	70,263

Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	118,880	0.4	5,843
Other Securities		3.8	61,157

		4.2	67,000

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 1.9%
The Procter & Gamble Co.	269,915	1.2	18,765
Other Securities		0.7	10,952

		1.9	29,717

Insurance 5.1%
American International Group, Inc.	211,922	0.9	13,376
Berkshire Hathaway, Inc., Class A *	128	1.1	16,960
Other Securities		3.1	50,917

		5.1	81,253

Materials 3.9%
Other Securities	1,247,695	3.9	61,981

Media 3.6%
News Corp., Class A	253,950	0.4	5,503
The Walt Disney Co.	195,410	0.4	6,767
Time Warner, Inc.	367,052	0.4	6,702
Other Securities		2.4	37,848

		3.6	56,820

Pharmaceuticals & Biotechnology 6.7%
Abbott Laboratories	125,705	0.5	6,866
Amgen, Inc. *	103,268	0.4	6,001
Genentech, Inc. *	83,300	0.4	6,175
Johnson & Johnson	246,370	1.0	16,056
Merck & Co., Inc.	183,552	0.7	10,694
Pfizer, Inc.	610,192	1.0	15,017
Wyeth	109,400	0.3	5,320
Other Securities		2.4	40,022

		6.7	106,151

Real Estate 1.6%
Other Securities		1.6	25,536

Retailing 3.3%
Other Securities		3.3	52,522

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	483,832	0.8	13,015
Other Securities		1.7	26,123

		2.5	39,138

Software & Services 7.2%
Google, Inc., Class A *	27,900	1.3	19,725
Microsoft Corp.	800,850	1.9	29,479
Oracle Corp. *	434,449	0.6	9,632
Other Securities		3.4	54,538

		7.2	113,374

Technology Hardware & Equipment 7.1%
Apple, Inc. *	75,000	0.9	14,246
Cisco Systems, Inc. *	511,909	1.1	16,924
Dell, Inc. *	178,900	0.4	5,474
Hewlett-Packard Co.	249,636	0.8	12,901
International Business Machines Corp.	131,510	1.0	15,271
QUALCOMM, Inc.	135,100	0.4	5,773
Other Securities		2.5	41,063

		7.1	111,652

Telecommunication Services 3.2%
AT&T, Inc.	520,056	1.4	21,733
Verizon Communications, Inc.	247,572	0.7	11,406
Other Securities		1.1	16,735

		3.2	49,874

Transportation 1.7%
United Parcel Service, Inc., Class B	91,480	0.4	6,870
Other Securities		1.3	20,621

		1.7	27,491

Utilities 3.3%
Other Securities		3.3	51,735

Total Common Stock (Cost $1,073,413)			1,559,111

Foreign Common Stock 0.2% of net assets

Bermuda 0.1%

Capital Goods 0.1%
Other Securities		0.1	771

Consumer Durables & Apparel 0.0%
Other Securities		0.0	90

Consumer Services 0.0%
Other Securities		0.0	103

		0.1	964

Cayman Islands 0.1%

Energy 0.1%
Other Securities		0.1	1,552

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Other Securities		0.0	111

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

United Kingdom 0.0%

Transportation 0.0%
Other Securities		0.0	110

Total Foreign Common Stock (Cost $1,070)			2,737

Preferred Stock 0.1% of net assets

Real Estate 0.1%
Other Securities		0.1	2,032
Total Preferred Stock (Cost $723)			2,032

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	14,143	0.8	14,143

U.S. Treasury Obligations 0.1%
Other Securities		0.1	836

Total Short-Term Investments (Cost $14,979)			14,979

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 3.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	54,830,367	3.5	54,830

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $1,090,527 and the unrealized appreciation and depreciation were $573,253 and ($84,921), respectively, with a net unrealized appreciation of $488,332.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	Fair-valued by Management. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt. Please see complete schedule of holdings.

In addition to the above, the fund held the following at
10/31/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/21/07	35	2,913	151
S & P 500 Index, e-mini, Long, expires 12/21/07	130	10,107	370

			521

52 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $54,184 (cost $1,090,185)		$1,578,859
Collateral invested for securities on loan		54,830
Cash		2
Receivables:
Fund shares sold		1,919
Dividends		1,271
Due from brokers for futures		170
Income from securities on loan		38
Interest		2
Prepaid expenses	+	7

Total assets		1,637,098

Liabilities
Collateral invested for securities on loan		54,830
Payables:
Investments bought		1,838
Investment adviser and administrator fees		31
Transfer agent and shareholder services fees		21
Fund shares redeemed		899
Accrued expenses	+	62

Total liabilities		57,681

Net Assets
Total assets		1,637,098
Total liabilities	−	57,681

Net assets		$1,579,417
Net Assets by Source
Capital received from investors		1,071,303
Net investment income not yet distributed		16,410
Net realized capital gains		2,509
Net unrealized capital gains		489,195

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$673,171		24,969		$26.96
Select Shares	$906,246		33,520		$27.04

See financial notes 53

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $133 from affiliated issuer and net of $7 foreign withholding tax)		$26,583
Interest		759
Securities on loan	+	314

Total Investment Income		27,656

Net Realized Gains and Losses
Net realized gains on investments		16,302
Net realized losses on futures contracts	+	(137)

Net realized gains		16,165

Net Unrealized Gains and Losses
Net unrealized gains on investments		162,457
Net unrealized gains on futures contracts	+	429

Net unrealized gains		162,886

Expenses
Investment adviser and administrator fees		3,666
Transfer agent and shareholder service fees:
Investor Shares		1,605
Select Shares		843
Portfolio accounting fees		121
Registration fees		96
Custodian fees		52
Shareholder reports		51
Professional fees		45
Trustees’ fees		13
Other expenses	+	14

Total expenses		6,506

Increase in Net Assets from Operations
Total investment income		27,656
Net expenses	−	6,506

Net investment income		21,150
Net realized gains		16,165
Net unrealized gains	+	162,886

Increase in net assets from operations		$200,201

54 See financial notes

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$21,150	$17,272
Net realized gains		16,165	3,650
Net unrealized gains	+	162,886	172,034

Increase in net assets from operations		200,201	192,956

Distributions to Shareholders
Distributions from net investment income
Investor Shares		7,170	7,046
Select Shares	+	10,364	8,255

Total distributions from net investment income		$17,534	$15,301

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,388	$110,760	3,959	$87,655
Select Shares	+	7,297	184,566	8,052	178,696

Total shares sold		11,685	$295,326	12,011	$266,351

Shares Reinvested
Investor Shares		273	$6,688	302	$6,537
Select Shares	+	349	8,568	315	6,824

Total shares reinvested		622	$15,256	617	$13,361

Shares Redeemed
Investor Shares		(5,145)	($130,207)	(7,691)	($169,892)
Select Shares	+	(6,015)	(152,240)	(6,111)	(136,146)

Total shares redeemed		(11,160)	($282,447)	(13,802)	($306,038)

Net transactions in fund shares		1,147	$28,135	(1,174)	($26,326)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,342	$1,368,615	58,516	$1,217,286
Total increase or decrease	+	1,147	210,802	(1,174)	151,329

End of period		58,489	$1,579,417	57,342	$1,368,615

Net investment income not yet distributed			$16,410		$13,499

See financial notes 55

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.12	17.07	14.82	12.74	10.47

Income from investment operations:
Net investment income	0.50	0.48	0.35	0.26	0.23
Net realized and unrealized gains	4.92	3.92	2.18	2.05	2.25

Total income from investment operations	5.42	4.40	2.53	2.31	2.48
Less distributions:
Distributions from net investment income	(0.62)	(0.35)	(0.28)	(0.23)	(0.21)

Net asset value at end of period	25.92	21.12	17.07	14.82	12.74

Total return (%)	26.26	26.15	17.30	18.40	24.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	0.69	0.68	0.69	0.65
Gross operating expenses	0.69	0.70	0.72	0.73	0.74
Net investment income	2.15	2.41	2.05	1.78	2.01
Portfolio turnover rate	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	872	706	595	550	494

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/2/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.14	17.09	14.83	12.75	10.47

Income from investment operations:
Net investment income	0.54	0.50	0.38	0.28	0.25
Net realized and unrealized gains	4.93	3.93	2.19	2.05	2.26

Total income from investment operations	5.47	4.43	2.57	2.33	2.51
Less distributions:
Distributions from net investment income	(0.66)	(0.38)	(0.31)	(0.25)	(0.23)

Net asset value at end of period	25.95	21.14	17.09	14.83	12.75

Total return (%)	26.50	26.35	17.56	18.56	24.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.50	0.49
Gross operating expenses	0.54	0.55	0.57	0.58	0.59
Net investment income	2.34	2.60	2.23	1.97	2.19
Portfolio turnover rate	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	1,264	954	776	687	629

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.1%		Common Stock	1,072,683	2,116,778
0.2%		Preferred Stock	1,902	3,761
0.8%		Short-Term Investment	16,332	16,332

100.1%		Total Investments	1,090,917	2,136,871
8.0%		Collateral Invested for Securities on Loan	171,240	171,240
(8	.1)%	Other Assets and Liabilities, Net		(172,222)

100.0%		Net Assets		2,135,889

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.1% of net assets

Australia 5.2%
BHP Billiton Ltd.	561,860	1.1	24,466
Commonwealth Bank of Australia	208,546	0.6	12,011
Other Securities		3.5	74,524

		5.2	111,001

Austria 0.1%
Other Securities		0.1	2,714

Belgium 1.2%
Fortis NPV	358,772	0.5	11,522
Other Securities		0.7	13,935

		1.2	25,457

Canada 7.3%
Manulife Financial Corp.	248,015	0.5	11,602
Royal Bank of Canada	208,629	0.6	12,377
Other Securities		6.2	131,945

		7.3	155,924

Denmark 0.6%
Other Securities		0.6	12,895

Finland 1.6%
Nokia Oyj	653,383	1.2	25,949
Other Securities		0.4	8,785

		1.6	34,734

France 10.6%
Axa (a)	294,219	0.6	13,215
BNP Paribas	132,707	0.7	14,708
Sanofi-Aventis	159,066	0.7	13,992
Suez S.A.	210,302	0.6	13,721
Total S.A. (a)	391,245	1.5	31,572
Other Securities		6.5	138,312

		10.6	225,520

Germany 8.8%
Allianz SE-Reg’d	73,400	0.8	16,528
BASF AG	81,412	0.5	11,271
DaimlerChrysler AG - Reg’d	171,504	0.9	18,763
Deutsche Bank AG – Reg’d (a)	85,135	0.5	11,320
E.ON AG	113,017	1.0	22,095
Siemens AG - Reg’d	148,578	0.9	20,147
Other Securities		4.2	87,953

		8.8	188,077

Greece 0.3%
Other Securities		0.3	6,483

Hong Kong 1.2%
Other Securities		1.2	25,940

Ireland 0.6%
Other Securities		0.6	11,807

Italy 3.7%
Eni S.p.A.	409,247	0.7	14,943
Intesa Sanpaolo S.p.A.	1,516,907	0.6	12,034
UniCredito Italiano S.p.A.	1,999,127	0.8	17,197
Other Securities		1.6	35,760

		3.7	79,934

Japan 15.1%
Mitsubishi UFJ Financial Group, Inc.	1,632,070	0.8	16,331
Nintendo Co., Ltd.	18,239	0.5	11,583

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Sumitomo Mitsui Financial Group, Inc.	1,436	0.5	11,763
Toyota Motor Corp.	451,003	1.2	25,817
Other Securities		12.1	257,722

		15.1	323,216

Luxembourg 0.5%
Other Securities		0.5	10,063

Netherlands 3.3%
ING Groep N.V. - CVA	360,281	0.8	16,284
Other Securities		2.5	54,590

		3.3	70,874

Norway 0.6%
Other Securities		0.6	13,491

Portugal 0.4%
Other Securities		0.4	8,417

Singapore 0.5%
Other Securities		0.5	11,406

Spain 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	585,315	0.7	14,813
Banco Santander Central Hispano S.A.	1,035,917	1.1	22,655
Telefonica S.A.	810,211	1.3	26,827
Other Securities		1.5	33,135

		4.6	97,430

Sweden 1.8%
Other Securities		1.8	38,520

Switzerland 7.1%
ABB Ltd. - Reg’d	375,699	0.5	11,358
Credit Suisse Group - Reg’d	201,032	0.6	13,585
Nestle S.A. - Reg’d	65,630	1.4	30,313
Novartis AG - Reg’d	447,192	1.1	23,788
Roche Holding AG - Genusschein	115,224	0.9	19,681
UBS AG - Reg’d	342,352	0.9	18,354
Other Securities		1.7	34,319

		7.1	151,398

United Kingdom 23.1%
Anglo American plc	218,499	0.7	15,198
AstraZeneca plc	245,264	0.6	12,078
Barclays plc	1,071,184	0.6	13,557
BHP Billiton plc	385,794	0.7	14,816
BP plc	3,155,561	1.9	41,054
GlaxoSmithKline plc	941,879	1.1	24,193
HSBC Holdings plc	1,921,805	1.8	38,103
Iberdrola S.A.	819,620	0.6	13,222
Rio Tinto plc	167,659	0.7	15,722
Royal Bank of Scotland Group plc	1,626,109	0.8	17,562
Royal Dutch Shell plc, Class A	588,320	1.2	25,813
Royal Dutch Shell plc, Class B	454,943	0.9	19,849
Tesco plc	1,290,117	0.6	13,124
Vodafone Group plc	8,644,390	1.6	34,064
Other Securities		9.3	194,322

		23.1	492,677

United States 0.9%
iShares MSCI EAFE Index Fund	200,000	0.8	17,236
Other Securities		0.1	1,564

		0.9	18,800
Total Common Stock (Cost $1,072,683)			2,116,778

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	3,761
Total Preferred Stock (Cost $1,902)			3,761

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.8% of net assets
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	16,332	0.8	16,332
Total Short-Term Investments (Cost $16,332)			16,332

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 8.0% of net assets
Securities Lending Invesments Fund, a series of the Brown Brothers Investment Trust	171,239,558	8.0	171,240

End of collateral invested for securities on loan.

58 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

At 10/31/07 the tax basis cost of the fund’s investments was $1,106,071, and the unrealized appreciation and depreciation were $1,060,276 and ($29,476), respectively, with a net unrealized appreciation of $1,030,800.

At 10/31/07, the values of certain foreign securities held by the fund aggregating $1,940,391 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security. Please see complete schedule of holdings.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by Management. Please see complete schedule of holdings.

See financial notes 59

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $163,356 (cost $1,090,917)		$2,136,871
Collateral invested for securities on loan		171,240
Receivables:
Dividends		3,516
Fund shares sold		2,291
Reclaims		431
Income from securities on loan		186
Interest		2
Prepaid expenses	+	8

Total assets		2,314,545

Liabilities
Collateral invested for securities on loan		171,240
Payables:
Investments bought		6,347
Investment adviser and administrator fees		110
Transfer agent and shareholder services fees		24
Fund shares redeemed		804
Accrued expenses	+	131

Total liabilities		178,656

Net Assets
Total assets		2,314,545
Total liabilities	−	178,656

Net assets		$2,135,889
Net Assets by Source
Capital received from investors		1,287,066
Net investment income not yet distributed		27,472
Net realized capital losses		(224,632)
Net unrealized capital gains		1,045,983

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$871,512		33,622		$25.92
Select Shares	$1,264,377		48,729		$25.95

60 See financial notes

 Schwab International Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of $4,844 foreign withholding tax)		$51,230
Interest		519
Securities on loan	+	1,389

Total Investment Income		53,138

Net Realized Gains and Losses
Net realized gains on investments		36,172
Net realized gains on foreign currency translations	+	143

Net realized gains		36,315

Net Unrealized Gains and Losses
Net unrealized gains on investments		363,697
Net unrealized gains on foreign currency translations	+	19

Net unrealized gains		363,716

Expenses
Investment adviser and administrator fees		7,366
Transfer agent and shareholder service fees:
Investor Shares		1,946
Select Shares		1,094
Custodian fees		423
Registration fees		108
Portfolio accounting fees		108
Shareholder reports		76
Professional fees		48
Trustees’ fees		15
Other expenses	+	13

Total expenses		11,197
Expense reduction by adviser and Schwab	−	387

Net expenses		10,810

Increase in Net Assets from Operations
Total investment income		53,138
Net expenses	−	10,810

Net investment income		42,328
Net realized gains		36,315
Net unrealized gains	+	363,716

Increase in net assets from operations		$442,359

See financial notes 61

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$42,328	$38,610
Net realized gains		36,315	36,595
Net unrealized gains	+	363,716	278,207

Increase in net assets from operations		442,359	353,412

Distributions to Shareholders
Distributions from net investment income
Investor Shares		20,568	12,022
Select Shares	+	29,711	17,265

Total distributions from net investment income		$50,279	$29,287

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,551	$149,920	5,781	$111,778
Select Shares	+	8,448	193,668	7,746	148,437

Total shares sold		14,999	$343,588	13,527	$260,215

Shares Reinvested
Investor Shares		875	$18,798	619	$11,010
Select Shares	+	1,257	26,990	882	15,675

Total shares reinvested		2,132	$45,788	1,501	$26,685

Shares Redeemed
Investor Shares		(7,214)	($164,681)	(7,861)	($150,978)
Select Shares	+	(6,076)	(140,165)	(8,930)	(171,954)

Total shares redeemed		(13,290)	($304,846)	(16,791)	($322,932)

Net transactions in fund shares		3,841	$84,530	(1,763)	($36,032)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,510	$1,659,279	80,273	$1,371,186
Total increase or decrease	+	3,841	476,610	(1,763)	288,093

End of period		82,351	$2,135,889	78,510	$1,659,279

Net investment income not yet distributed			$27,472		$34,946

62 See financial notes

 Schwab Equity Index Fund

Financial Notes

1. Business Structure of the Funds

Each of the fund’s discussed in this report is a series of Schwab Capital Trust, except for Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. The trusts are organized as a Massachusetts business trust and are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in each trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The e.Shares® are available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

 Schwab Equity Index Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which a Fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward currency contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

 Schwab Equity Index Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Each funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trusts generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 Schwab Equity Index Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008 and it will apply to all open tax years. Management is currently evaluating the impact of adopting FIN 48, and at this time, believes that the adoption will have no material impact on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trusts.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%	0.33%	0.30%	0.43%
$500 million to $5 billion	0.09%	0.09%	0.22%	0.28%	0.22%	0.38%
$5 billion to $10 billion	0.08%	0.08%	0.20%	0.28%	0.22%	0.38%
Over $10 billion	0.07%	0.07%	0.18%	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trusts’ transfer agent and shareholder services agent.

 Schwab Equity Index Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e. Shares*	0.05%	0.05%
Institutional Select Shares	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2008, as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of October 31, 2007, the percentages of fund shares owned by other Schwab Funds are:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—	9.4%	—	9.6%	—	9.8%
Growth Portfolio	—	6.7%	—	9.2%	—	7.9%
Balanced Portfolio	—	3.2%	—	5.0%	—	4.4%
Conservative Portfolio	0.6%	0.1%	—	2.0%	—	1.8%
Schwab Annuity Portfolios:
Growth Portfolio II	—	0.4%	—	0.6%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2007, the funds’ total security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$16,789
Institutional Select S&P 500 Fund	85,870
1000 Index Fund	245,663
Small-Cap Index Fund	139,149
Total Stock Market Index Fund	1,394
International Index Fund	6,124

 Schwab Equity Index Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$132,402	348,936
Institutional Select S&P 500 Fund	772,934	19,581
1000 Index Fund	450,668	743,557
Small-Cap Index Fund	554,258	522,159
Total Stock Market Index Fund	70,056	9,530
International Index Fund	183,007	100,765

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% of early withdrawal fees on shares redeemed or

 Schwab Equity Index Fund

Financial Notes (continued)

6.	Redemption Fee (continued): (All dollar amounts are x 1,000)

exchanged 30 days or less after the purchase. The redemption amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 — 10/31/07)	(11/01/05 — 10/31/06)

S&P 500 Index Fund
Investor Shares	$109	$57
Select Shares	85	60
e.Shares	4	2
Institutional Select S&P 500 Fund	49	31
1000 Index Fund
Investor Shares	90	87
Select Shares	41	22
Small-Cap Index Fund
Investor Shares	19	19
Select Shares	3	5
Total Stock Market Index Fund
Investor Shares	18	15
Select Shares	29	28
International Index Fund
Investor Shares	24	18
Select Shares	29	63

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed ordinary income	$110,914	$41,335	$80,150	$22,162	$16,259	$39,603
Undistributed long-term capital gains	—	—	5,020	241,226	3,523	—
Unrealized appreciation	3,608,096	605,643	4,299,861	468,572	573,253	1,060,276
Unrealized depreciation	(389,090)	(77,624)	(102,476)	(140,788)	(84,921)	(29,476)
Other unrealized appreciation/(depreciation)	—	—	—	—	—	29

Net unrealized appreciation/(depreciation)	3,219,006	528,019	4,197,385	327,784	488,332	1,030,829

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes.

 Schwab Equity Index Fund

Financial Notes (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

As of October 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Expire	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

2009	$7,194	$6,440	$—	$—	$—	$61,592
2010	400,268	27,646	—	—	—	112,722
2011	72,381	1,609	—	—	—	39,016
2012	29,212	—	—	—	—	8,278
2013	175,896	—	—	—	—	—
2014	109,257	2,359	—	—	—	—

Total	$794,208	$38,054	$—	$—	$—	$221,608

As of October 31, 2007, the capital losses carried from prior years were utilized to offset current year’s capital gains as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$69,534	$10,467	$308,636	$—	$13,418	$36,036

The tax-basis components of distributions paid during the current and prior fiscal years were:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$129,803	$32,922	$92,244	$63,308	$17,534	$50,279
Long-term capital gains	—	—	—	145,856	—	—
Return of capital	—	—	—	—	—	—

Prior period distributions
Ordinary income	$129,338	$18,249	$86,881	$11,211	$15,301	$29,287
Long-term capital gains	—	—	—	10,495	—	—
Return of capital	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

 Schwab Equity Index Fund

Financial Notes (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the funds made the following reclassifications:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital shares	$(1)	$—	$(380)	$(607)	$—	$—
Undistributed net investment income	(1,050)	(249)	(1,595)	(2,106)	(705)	477
Net realized capital gains and losses	1,051	249	1,975	2,713	705	(477)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the ‘Funds‘) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2007, qualify for the corporate dividends received deduction:

Percentage

S&P 500 Index Fund	100.00
Institutional Select S&P 500 Fund	94.97
1000 Index Fund	100.00
Small-Cap Index Fund	28.23
Total Stock Market Index Fund	100.00
International Index Fund	—

For the fiscal year ended October 31, 2007, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2008 via IRS form 1099 of the amounts for use in preparing their 2007 income tax return.

S&P 500 Index Fund	$129,803
Institutional Select S&P 500 Fund	32,922
1000 Index Fund	92,244
Small-Cap Index Fund	10,026
Total Stock Market Index Fund	17,534
International Index Fund	38,719

The Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $4,792 to its shareholders for the year ended October 31, 2007. The respective foreign source income on the Fund is $52,405.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and CSIM (the “Agreement”) with respect to existing funds in the Trusts, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13810-10

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of eleven series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, and ten series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2007 and 2006 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees

2006: $280,560     2007: $292,360
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2006: $20,839     2007: $23,489
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2006: $24,475     2007 $27,504
Nature of these services: preparation and review of tax returns.
In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2006: $5,623     2007 $5,263

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2006: $205,237     2007 $102,592
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
2006: $4,169,642     2007 $2,541,476
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.

Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab 1000 Index Fund is filed under this Item

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2007
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.5%	Common Stock	3,056,568	7,247,273
0.2%	Foreign Common Stock	7,751	15,553
0.2%	Short-Term Investments	17,029	17,029

99.9%	Total Investments	3,081,348	7,279,855
5.6%	Collateral Invested for Securities on Loan	409,235	409,235
(5.5)%	Other Assets and Liabilities, Net		(403,896)

100.0%	Net Assets		7,285,194

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.5% of net assets

Automobiles & Components 0.6%

BorgWarner, Inc.	26,849	2,838
Ford Motor Co. (a)*	872,613	7,740
General Motors Corp. (a)	262,305	10,280
Gentex Corp. (a)	66,272	1,377
Harley-Davidson, Inc. (a)	119,392	6,149
Johnson Controls, Inc.	273,174	11,943
Lear Corp. *	35,000	1,243
The Goodyear Tire & Rubber Co. (a)*	105,400	3,178

		44,748
Banks 4.0%

Associated Banc-Corp (a)	57,148	1,649
Astoria Financial Corp. (a)	11,304	294
Bank of Hawaii Corp.	23,032	1,224
BB&T Corp.	251,300	9,291
Capitol Federal Financial (a)	32,791	1,083
City National Corp.	18,532	1,253
Comerica, Inc.	73,028	3,409
Commerce Bancorp, Inc.	86,953	3,543
Commerce Bancshares, Inc. (a)	28,851	1,361
Countrywide Financial Corp. (a)	247,672	3,844
Cullen/Frost Bankers, Inc.	24,800	1,319
East West Bancorp, Inc. (a)	29,000	978
Fannie Mae	448,834	25,601
Fifth Third Bancorp (a)	255,184	7,982
First Horizon National Corp. (a)	52,600	1,372
Freddie Mac	308,305	16,103
Fulton Financial Corp. (a)	22,544	295
Hudson City Bancorp, Inc. (a)	145,240	2,274
Huntington Bancshares, Inc.	165,098	2,957
IndyMac Bancorp, Inc. (a)	21,795	292
KeyCorp	183,514	5,221
M&T Bank Corp.	35,543	3,536
Marshall & Ilsley Corp.	118,531	5,061
MGIC Investment Corp. (a)	37,705	730
National City Corp. (a)	254,876	6,181
New York Community Bancorp, Inc. (a)	107,882	2,008
People’s United Financial, Inc.	27,593	491
PNC Financial Services Group, Inc.	160,613	11,590
Popular, Inc. (a)	129,386	1,365
Radian Group, Inc. (a)	35,654	449
Regions Financial Corp. (a)	336,806	9,134
Sovereign Bancorp, Inc. (a)	167,420	2,416
SunTrust Banks, Inc.	164,693	11,957
Synovus Financial Corp.	151,441	3,992
TCF Financial Corp.	51,984	1,184
The Colonial BancGroup, Inc. (a)	68,176	1,308
The PMI Group, Inc. (a)	40,264	645
U.S. Bancorp	806,655	26,749
UnionBanCal Corp.	23,765	1,283
Valley National Bancorp (a)	45,291	928
Wachovia Corp.	893,130	40,843
Washington Mutual, Inc. (a)	412,293	11,495
Webster Financial Corp.	19,239	697
Wells Fargo & Co.	1,566,896	53,290
Whitney Holding Corp.	29,023	745
Wilmington Trust Corp. (a)	30,237	1,100
Zions Bancorp	50,998	3,014

		293,536
Capital Goods 9.0%

3M Co.	340,334	29,391
Acuity Brands, Inc.	30,000	1,434
AGCO Corp. *	65,000	3,879
Aircastle Ltd.	23,800	769
Alliant Techsystems, Inc. (a)*	13,438	1,483
American Standard Cos., Inc.	81,095	3,022
AMETEK, Inc. (a)	49,247	2,315
BE Aerospace, Inc. (a)*	38,000	1,889
Belden, Inc. (a)	35,000	2,039
Carlisle Cos, Inc. (a)	20,236	798
Caterpillar, Inc. (a)	299,476	22,344
Cooper Industries Ltd., Class A	84,700	4,437
Crane Co.	23,584	1,119
See financial notes. 1

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Cummins, Inc.	48,266	5,790
Danaher Corp.	110,320	9,451
Deere & Co.	105,173	16,291
Donaldson Co., Inc.	25,900	1,110
Dover Corp.	92,937	4,275
Eaton Corp.	67,959	6,292
Emerson Electric Co.	369,988	19,339
Fastenal Co. (a)	50,900	2,264
Flowserve Corp.	25,341	2,001
Fluor Corp.	40,779	6,443
GATX Corp. (a)	20,000	819
General Cable Corp. (a)*	10,000	720
General Dynamics Corp.	188,224	17,121
General Electric Co.	4,761,122	195,968
Goodrich Corp.	58,098	4,047
Graco, Inc. (a)	25,194	992
Harsco Corp.	38,900	2,358
Honeywell International, Inc.	373,299	22,551
Hubbell, Inc., Class B	26,832	1,476
IDEX Corp.	37,306	1,321
Illinois Tool Works, Inc. (a)	189,704	10,862
Ingersoll-Rand Co., Ltd., Class A	142,728	7,186
ITT Corp.	90,394	6,049
Jacobs Engineering Group, Inc. (a)*	54,856	4,781
Joy Global, Inc.	29,008	1,684
Kennametal, Inc.	17,599	1,605
L-3 Communications Holdings, Inc.	57,724	6,329
Lincoln Electric Holdings, Inc.	18,000	1,301
Lockheed Martin Corp.	172,254	18,955
Masco Corp.	175,736	4,232
McDermott International, Inc. *	102,712	6,272
MSC Industrial Direct Co., Class A	9,658	470
Northrop Grumman Corp.	172,532	14,427
Oshkosh Truck Corp. (a)	33,828	1,834
Owens Corning, Inc. (a)*	47,300	1,093
PACCAR, Inc.	172,590	9,589
Pall Corp.	57,133	2,289
Parker Hannifin Corp.	79,454	6,386
Pentair, Inc. (a)	46,300	1,639
Precision Castparts Corp.	61,301	9,184
Quanta Services, Inc. (a)*	54,000	1,782
Raytheon Co.	209,590	13,332
Rockwell Automation, Inc.	73,149	5,039
Rockwell Collins, Inc.	76,953	5,757
Roper Industries, Inc.	39,091	2,768
SPX Corp.	27,614	2,797
Teleflex, Inc.	25,246	1,848
Terex Corp. *	47,582	3,532
Textron, Inc.	116,138	8,038
The Boeing Co.	366,089	36,093
The Manitowoc Co., Inc.	71,246	3,510
The Shaw Group, Inc. *	30,669	2,288
The Timken Co.	43,594	1,450
Thomas & Betts Corp. *	35,929	2,012
Trinity Industries, Inc. (a)	33,691	1,218
Tyco International Ltd.	229,248	9,438
United Rentals, Inc. *	30,882	1,056
United Technologies Corp.	461,863	35,374
URS Corp. *	25,000	1,545
USG Corp. (a)*	35,006	1,392
W.W. Grainger, Inc.	33,276	2,992
WESCO International, Inc. (a)*	19,593	914

		655,890
Commercial Services & Supplies 0.7%

Allied Waste Industries, Inc. *	118,243	1,495
Avery Dennison Corp.	42,460	2,458
ChoicePoint, Inc. *	35,482	1,395
Cintas Corp.	33,110	1,212
Copart, Inc. *	33,014	1,267
Corrections Corp. of America *	50,000	1,414
Covanta Holding Corp. (a)*	54,848	1,487
Equifax, Inc.	57,900	2,229
Herman Miller, Inc.	28,955	788
HNI Corp. (a)	16,273	706
Manpower, Inc.	40,291	3,011
Monster Worldwide, Inc. (a)*	59,500	2,414
Pitney Bowes, Inc.	98,241	3,934
R.R. Donnelley & Sons Co.	99,419	4,006
Republic Services, Inc.	78,072	2,669
Robert Half International, Inc. (a)	75,891	2,284
Stericycle, Inc. *	39,098	2,281
The Brink’s Co. (a)	22,415	1,404
The Corporate Executive Board Co. (a)	17,344	1,236
The Dun & Bradstreet Corp.	27,825	2,695
Waste Management, Inc.	247,177	8,995

		49,380
Consumer Durables & Apparel 1.1%

Brunswick Corp. (a)	42,061	938
Centex Corp. (a)	52,500	1,316
Coach, Inc. *	170,310	6,226
D.R. Horton, Inc. (a)	111,397	1,414
Eastman Kodak Co. (a)	133,321	3,821
Fortune Brands, Inc.	59,628	4,995
Garmin Ltd.	55,586	5,970
Hanesbrands, Inc. *	36,100	1,120
Harman International Industries, Inc. (a)	30,297	2,551
Hasbro, Inc.	74,625	2,227
Jones Apparel Group, Inc. (a)	50,220	1,052
KB Home (a)	28,176	779
Leggett & Platt, Inc.	79,244	1,540
Lennar Corp., Class A (a)	46,575	1,064
Liz Claiborne, Inc. (a)	42,800	1,218
M.D.C. Holdings, Inc. (a)	14,679	595
Mattel, Inc.	182,397	3,810
2 See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Mohawk Industries, Inc. (a)*	24,839	2,120
Newell Rubbermaid, Inc.	136,926	3,993
NIKE, Inc., Class B	189,068	12,528
NVR, Inc. (a)*	2,298	1,093
Phillips-Van Heusen Corp.	25,700	1,228
Polo Ralph Lauren Corp., Class A	26,495	1,823
Pool Corp. (a)	5,927	140
Pulte Homes, Inc. (a)	94,712	1,405
Snap-on, Inc.	27,350	1,365
The Black & Decker Corp. (a)	36,580	3,289
The Ryland Group, Inc. (a)	18,050	513
The Stanley Works (a)	38,394	2,210
Toll Brothers, Inc. *	21,500	493
VF Corp.	41,682	3,632
Whirlpool Corp. (a)	36,415	2,883

		79,351
Consumer Services 1.9%

Apollo Group, Inc., Class A *	64,821	5,138
Boyd Gaming Corp. (a)	3,700	155
Brinker International, Inc.	44,600	1,132
Career Education Corp. (a)*	44,000	1,573
Carnival Corp. (a)	195,110	9,361
Darden Restaurants, Inc.	67,315	2,895
H&R Block, Inc.	118,798	2,590
Harrah’s Entertainment, Inc.	86,356	7,621
Icahn Enterprises L.P. (a)	28,000	3,654
International Game Technology	154,226	6,726
International Speedway Corp., Class A	16,569	736
ITT Educational Services, Inc. *	21,101	2,684
Jack In the Box, Inc. *	28,000	878
Las Vegas Sands Corp. (a)*	51,463	6,849
Marriott International, Inc., Class A	136,756	5,622
McDonald’s Corp.	553,736	33,058
MGM Mirage *	55,987	5,129
Panera Bread Co., Class A (a)*	8,339	342
Penn National Gaming, Inc. *	9,860	609
Royal Caribbean Cruises Ltd.	27,591	1,183
Scientific Games Corp., Class A (a)*	19,143	692
Service Corp. International	162,900	2,357
Sotheby’s (a)	25,000	1,354
Starbucks Corp. *	335,627	8,955
Starwood Hotels & Resorts Worldwide, Inc.	99,642	5,666
Station Casinos, Inc. (a)	21,474	1,928
The Cheesecake Factory, Inc. (a)*	28,674	643
Weight Watchers International, Inc. (a)	11,329	580
Wendy’s International, Inc.	40,173	1,396
Wyndham Worldwide Corp.	66,517	2,184
Wynn Resorts Ltd.	15,942	2,573
YUM! Brands, Inc.	244,376	9,841

		136,104
Diversified Financials 8.4%

Affiliated Managers Group, Inc. (a)*	11,459	1,507
AllianceBernstein Holding L.P. (a)	38,189	3,262
American Express Co.	553,077	33,710
AmeriCredit Corp. (a)*	54,400	768
Ameriprise Financial, Inc.	114,957	7,240
Bank of America Corp.	2,074,268	100,146
Bank of New York Mellon Corp.	523,496	25,573
BlackRock, Inc., Class A	4,765	986
Capital One Financial Corp.	190,353	12,485
CIT Group, Inc.	88,368	3,114
Citigroup, Inc.	2,273,662	95,266
CME Group, Inc.	22,748	15,156
Discover Financial Services	146,824	2,834
E*TRADE Financial Corp. *	182,900	2,037
Eaton Vance Corp. (a)	58,584	2,931
Federated Investors, Inc., Class B	48,250	2,075
Franklin Resources, Inc.	83,286	10,800
IntercontinentalExchange, Inc. *	25,589	4,560
Janus Capital Group, Inc. (a)	78,900	2,723
Jefferies Group, Inc.	25,652	686
JPMorgan Chase & Co.	1,580,938	74,304
Lazard Ltd., Class A (a)	23,100	1,160
Legg Mason, Inc.	53,714	4,455
Lehman Brothers Holdings, Inc.	243,988	15,454
Leucadia National Corp. (a)	75,164	3,808
Merrill Lynch & Co., Inc.	403,962	26,669
Moody’s Corp. (a)	108,526	4,745
Morgan Stanley	493,648	33,203
Nasdaq Stock Market, Inc. *	52,137	2,435
Northern Trust Corp.	99,076	7,451
Nuveen Investments, Inc., Class A	29,300	1,899
Nymex Holdings, Inc. (a)	7,600	977
NYSE Euronext	72,400	6,796
Raymond James Financial, Inc.	18,649	695
SEI Investments Co.	58,748	1,858
SLM Corp.	190,324	8,976
State Street Corp. (a)	182,400	14,550
T. Rowe Price Group, Inc.	122,950	7,898
TD Ameritrade Holding Corp. *	63,631	1,218
The Bear Stearns Cos., Inc. (a)	53,536	6,082
The Charles Schwab Corp. (c)	476,315	11,069
The First Marblehead Corp. (a)	1,214	47
The Goldman Sachs Group, Inc.	190,732	47,286
The Student Loan Corp. (a)	8,927	1,483

		612,377
Energy 11.3%

Anadarko Petroleum Corp.	211,348	12,474
Apache Corp.	145,150	15,068
See financial notes. 3

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Arch Coal, Inc. (a)	42,200	1,730
Baker Hughes, Inc.	148,507	12,879
BJ Services Co.	132,346	3,334
Boardwalk Pipeline Partners L.P. (a)	33,000	1,072
Cabot Oil & Gas Corp.	44,774	1,777
Cameron International Corp. *	50,100	4,878
Cheniere Energy, Inc. *	5,187	210
Chesapeake Energy Corp.	167,597	6,617
ChevronTexaco Corp.	1,000,677	91,572
Cimarex Energy Co. (a)	19,215	778
ConocoPhillips	758,216	64,418
CONSOL Energy, Inc.	82,598	4,667
Denbury Resources, Inc. *	42,942	2,430
Devon Energy Corp.	206,082	19,248
Diamond Offshore Drilling, Inc. (a)	20,929	2,370
El Paso Corp.	323,781	5,718
Enbridge Energy Partners L.P.	23,100	1,226
Energy Transfer Partners L.P. (a)	33,400	1,858
ENSCO International, Inc. (a)	67,928	3,769
Enterprise Products Partners L.P. (a)	130,258	4,167
EOG Resources, Inc.	113,152	10,025
Exterran Holdings, Inc. (a)*	15,599	1,313
Exxon Mobil Corp.	2,640,422	242,892
FMC Technologies, Inc. (a)*	53,784	3,261
Forest Oil Corp. (a)*	25,415	1,235
Frontier Oil Corp.	50,558	2,315
Grant Prideco, Inc. *	57,316	2,818
Halliburton Co.	463,388	18,267
Helix Energy Solutions Group, Inc. (a)*	23,126	1,070
Helmerich & Payne, Inc. (a)	46,192	1,461
Hess Corp.	125,223	8,967
Kinder Morgan Energy Partners L.P. (a)	68,700	3,607
Kinder Morgan Management, LLC (a)*	25,725	1,307
Magellan Midstream Partners L.P.	30,000	1,263
Marathon Oil Corp.	320,946	18,978
Massey Energy Co. (a)	37,501	1,188
Murphy Oil Corp.	82,544	6,078
Nabors Industries Ltd. *	129,088	3,625
National-Oilwell Varco, Inc. *	162,946	11,934
Newfield Exploration Co. *	53,066	2,857
Noble Corp.	120,700	6,391
Noble Energy (a)	78,961	6,044
NuStar L.P. (a)	16,895	1,050
Occidental Petroleum Corp.	388,616	26,834
Oceaneering International, Inc. *	8,000	618
ONEOK Partners L.P. (a)	21,300	1,342
Patterson-UTI Energy, Inc. (a)	70,321	1,402
Peabody Energy Corp. (a)	116,021	6,468
Petrohawk Energy Corp. (a)*	25,000	462
Pioneer Natural Resources Co.	53,111	2,710
Plains All American Pipeline L.P. (a)	43,032	2,374
Plains Exploration & Production Co. (a)*	22,858	1,165
Pogo Producing Co.	22,700	1,352
Pride International, Inc. *	72,494	2,675
Quicksilver Resources, Inc. *	17,945	1,023
Range Resources Corp.	44,628	2,005
Rowan Cos., Inc.	44,283	1,726
Schlumberger Ltd.	546,506	52,776
Smith International, Inc.	86,959	5,744
Southwestern Energy Co. *	61,844	3,199
Spectra Energy Corp.	291,171	7,565
St. Mary Land & Exploration Co.	20,513	869
Sunoco, Inc.	54,500	4,011
Superior Energy Services, Inc. (a)*	35,000	1,298
Teekay Corp. (a)	33,868	1,895
TEPPCO Partners L.P. (a)	32,277	1,299
Tesoro Corp. (a)	63,312	3,832
The Williams Cos., Inc.	277,221	10,116
Tidewater, Inc.	26,568	1,452
Transocean, Inc. *	133,613	15,949
Ultra Petroleum Corp. *	56,612	4,012
Unit Corp. *	5,200	248
Valero Energy Corp.	254,670	17,936
Weatherford International Ltd. *	141,248	9,168
XTO Energy, Inc.	170,558	11,322

		825,053
Food & Staples Retailing 2.0%

BJ’s Wholesale Club, Inc. *	29,800	1,069
Costco Wholesale Corp.	202,699	13,634
CVS Caremark Corp.	708,261	29,584
Rite Aid Corp. (a)*	241,000	942
Safeway, Inc.	197,397	6,711
Supervalu, Inc.	96,356	3,734
Sysco Corp.	279,090	9,570
The Kroger Co.	328,413	9,652
Wal-Mart Stores, Inc.	1,122,977	50,770
Walgreen Co.	459,069	18,202
Whole Foods Market, Inc. (a)	56,216	2,785

		146,653
Food, Beverage & Tobacco 4.4%

Altria Group, Inc.	973,215	70,977
Anheuser-Busch Cos., Inc.	351,766	18,039
Archer-Daniels-Midland Co.	296,685	10,615
Brown-Forman Corp., Class B	24,832	1,837
Bunge Ltd.	55,692	6,415
Campbell Soup Co.	101,258	3,745
Coca-Cola Enterprises, Inc.	129,072	3,331
ConAgra Foods, Inc.	234,197	5,557
Constellation Brands, Inc., Class A *	88,132	2,214
4 See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Corn Products International, Inc.	34,500	1,468
Dean Foods Co. (a)	39,033	1,084
Del Monte Foods Co.	91,938	951
General Mills, Inc.	160,150	9,245
H.J. Heinz Co.	160,798	7,522
Hormel Foods Corp.	14,247	520
Kellogg Co.	116,181	6,133
Kraft Foods, Inc., Class A	461,464	15,418
Loews Corp. — Carolina Group	58,571	5,024
McCormick & Co., Inc.	60,354	2,114
Molson Coors Brewing Co., Class B	43,672	2,499
PepsiCo, Inc.	759,487	55,989
Reynolds American, Inc. (a)	91,084	5,869
Sara Lee Corp.	340,172	5,626
Smithfield Foods, Inc. (a)*	46,235	1,326
The Coca-Cola Co.	934,204	57,696
The Hershey Co. (a)	66,424	2,864
The J.M. Smuckers Co. (a)	26,201	1,400
The Pepsi Bottling Group, Inc.	60,932	2,625
Tyson Foods, Inc., Class A (a)	116,959	1,848
UST, Inc. (a)	72,525	3,867
Wm. Wrigley Jr. Co.	99,472	6,134

		319,952
Health Care Equipment & Services 4.1%

Advanced Medical Optics, Inc. *	27,634	759
Aetna, Inc.	255,377	14,345
AmerisourceBergen Corp.	87,810	4,137
Baxter International, Inc.	314,495	18,873
Beckman Coulter, Inc. (a)	27,428	1,942
Becton Dickinson & Co.	113,465	9,470
Boston Scientific Corp. *	501,507	6,956
C.R. Bard, Inc.	47,000	3,930
Cardinal Health, Inc.	185,610	12,627
Cerner Corp. (a)*	30,326	1,806
CIGNA Corp.	150,054	7,876
Community Health Systems, Inc. *	40,206	1,324
Coventry Health Care, Inc. *	86,962	5,245
Covidien Ltd.	229,248	9,537
Dade Behring Holdings, Inc.	38,258	2,943
DaVita, Inc. *	43,625	2,844
Dentsply International, Inc.	70,500	2,924
Edwards Lifesciences Corp. (a)*	26,796	1,346
Express Scripts, Inc. *	125,912	7,945
Gen-Probe, Inc. *	22,670	1,587
Health Management Associates, Inc., Class A (a)	71,122	470
Health Net, Inc. *	51,000	2,734
Henry Schein, Inc. *	39,919	2,391
Hillenbrand Industries, Inc. (a)	27,448	1,516
Hlth Corp. (a)*	65,979	931
Hologic, Inc. (a)*	37,685	2,560
Hospira, Inc. *	72,240	2,986
Humana, Inc. *	77,391	5,800
IDEXX Laboratories, Inc. *	14,149	1,723
IMS Health, Inc. (a)	106,589	2,687
Intuitive Surgical, Inc. *	17,215	5,627
Kinetic Concepts, Inc. *	30,492	1,833
Laboratory Corp. of America Holdings *	56,722	3,900
Lincare Holdings, Inc. (a)*	40,650	1,413
Manor Care, Inc. (a)	33,782	2,249
McKesson Corp.	144,147	9,528
Medco Health Solutions, Inc. *	133,543	12,604
Medtronic, Inc.	534,018	25,334
Omnicare, Inc. (a)	43,433	1,281
Patterson Cos., Inc. (a)*	64,500	2,523
Pediatrix Medical Group, Inc. *	21,754	1,425
Quest Diagnostics, Inc. (a)	50,847	2,704
ResMed, Inc. (a)*	26,708	1,106
Respironics, Inc. *	33,867	1,695
Sierra Health Services, Inc. *	25,804	1,091
St. Jude Medical, Inc. *	156,905	6,391
Stryker Corp.	138,254	9,816
Tenet Healthcare Corp. (a)*	207,156	727
The Cooper Cos., Inc. (a)	7,447	313
UnitedHealth Group, Inc.	642,312	31,570
Universal Health Services, Inc., Class B	22,337	1,089
Varian Medical Systems, Inc. *	58,271	2,842
VCA Antech, Inc. *	37,554	1,729
WellCare Health Plans, Inc. (a)*	13,000	314
WellPoint, Inc. *	284,023	22,503
Zimmer Holdings, Inc. *	110,012	7,645

		301,466
Household & Personal Products 2.2%

Alberto-Culver Co., Class B	37,750	981
Avon Products, Inc.	202,536	8,300
Church & Dwight Co., Inc. (a)	28,997	1,372
Colgate-Palmolive Co.	238,027	18,154
Energizer Holdings, Inc. *	26,100	2,722
Herbalife Ltd.	30,509	1,345
Kimberly-Clark Corp.	211,634	15,003
NBTY, Inc. *	35,000	1,246
The Clorox Co. (a)	69,525	4,350
The Estee Lauder Cos., Inc., Class A (a)	53,954	2,369
The Procter & Gamble Co.	1,460,919	101,563

		157,405
Insurance 5.4%

ACE Ltd.	151,501	9,182
AFLAC, Inc.	233,313	14,647
Alleghany Corp. (a)*	3,869	1,521
Ambac Financial Group, Inc. (a)	51,728	1,905
American Financial Group, Inc. (a)	51,405	1,537
See financial notes. 5

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

American International Group, Inc.	1,189,536	75,084
American National Insurance Co.	11,837	1,531
AON Corp.	157,563	7,141
Arch Capital Group Ltd.	32,000	2,393
Arthur J. Gallagher & Co. (a)	35,720	951
Aspen Insurance Holdings Ltd.	40,000	1,094
Assurant, Inc.	59,392	3,471
Axis Capital Holdings Ltd.	63,462	2,522
Berkshire Hathaway, Inc., Class A *	393	52,073
Brown & Brown, Inc. (a)	53,376	1,345
Cincinnati Financial Corp. (a)	76,917	3,060
CNA Financial Corp. (a)	125,800	4,985
Conseco, Inc. *	67,673	1,069
Endurance Specialty Holdings Ltd.	28,653	1,123
Erie Indemnity Co., Class A (a)	22,785	1,296
Everest Re Group Ltd.	28,420	3,028
Fidelity National Financial, Inc., Class A (a)	102,669	1,580
First American Corp.	44,360	1,335
Genworth Financial, Inc., Class A	215,039	5,871
Hanover Insurance Group, Inc.	26,400	1,216
HCC Insurance Holdings, Inc. (a)	76,357	2,282
Lincoln National Corp.	133,159	8,305
Loews Corp.	209,158	10,268
Markel Corp. *	4,931	2,679
Marsh & McLennan Cos., Inc. (a)	256,320	6,636
MBIA, Inc. (a)	60,434	2,601
Mercury General Corp.	16,435	843
MetLife, Inc.	348,544	23,997
Nationwide Financial Services, Inc., Class A	38,773	2,080
Old Republic International Corp.	105,309	1,614
PartnerRe Ltd. (a)	25,169	2,095
Philadelphia Consolidated Holding Corp. *	26,645	1,087
Principal Financial Group, Inc.	136,909	9,265
Protective Life Corp.	32,457	1,391
Prudential Financial, Inc.	225,297	21,791
Reinsurance Group of America, Inc. (a)	25,310	1,446
RenaissanceRe Holdings Ltd.	31,407	1,832
SAFECO Corp.	48,978	2,836
StanCorp Financial Group, Inc.	24,842	1,370
The Allstate Corp.	280,998	14,724
The Chubb Corp.	203,392	10,851
The Hartford Financial Services Group, Inc.	155,795	15,117
The Progressive Corp.	341,492	6,318
The Travelers Cos., Inc.	318,197	16,613
Torchmark Corp.	43,377	2,826
Transatlantic Holdings, Inc.	32,429	2,417
Unitrin, Inc. (a)	16,571	767
Unum Corp.	189,014	4,412
W. R. Berkley Corp.	94,725	2,850
Wesco Financial Corp.	3,165	1,260
White Mountains Insurance Group Ltd. (a)	4,213	2,265
XL Capital Ltd., Class A	83,967	6,041

		391,839
Materials 3.8%

Air Products & Chemicals, Inc.	100,478	9,832
Airgas, Inc.	36,451	1,840
AK Steel Holding Corp. *	60,000	3,008
Albemarle Corp.	60,000	2,866
Alcoa, Inc.	403,220	15,964
Allegheny Technologies, Inc.	47,252	4,828
AptarGroup, Inc.	34,000	1,520
Ashland, Inc.	32,240	1,893
Ball Corp.	45,788	2,270
Bemis Co.	48,449	1,364
Cabot Corp.	29,816	1,044
Carpenter Technology Corp. (a)	20,000	2,898
Celanese Corp., Series A	58,243	2,444
Chemtura Corp. (a)	111,747	1,042
Cleveland-Cliffs, Inc. (a)	19,000	1,817
Commercial Metals Co.	53,294	1,672
Crown Holdings, Inc. *	75,676	1,877
Cytec Industries, Inc.	19,500	1,301
Domtar Corp. *	239,100	2,051
E. I. du Pont de Nemours and Co. (a)	428,507	21,215
Eastman Chemical Co. (a)	37,591	2,503
Ecolab, Inc.	80,468	3,796
Florida Rock Industries, Inc. (a)	22,867	1,439
FMC Corp.	35,552	2,044
Freeport-McMoran Copper & Gold, Inc., Class B	173,765	20,449
Hercules, Inc.	50,000	941
Huntsman Corp.	40,054	1,055
International Flavors & Fragrances, Inc. (a)	36,208	1,890
International Paper Co.	208,907	7,721
Louisiana-Pacific Corp. (a)	10,798	178
Lyondell Chemical Co.	110,057	5,222
Martin Marietta Materials, Inc. (a)	18,849	2,438
MeadWestvaco Corp.	84,583	2,845
Monsanto Co.	264,534	25,826
Nalco Holding Co.	41,943	1,043
Newmont Mining Corp.	191,508	9,740
Nucor Corp.	150,276	9,320
Owens-Illinois, Inc. *	71,577	3,179
Packaging Corp. of America	38,030	1,211
Pactiv Corp. *	61,660	1,694
PPG Industries, Inc.	76,106	5,688
Praxair, Inc.	148,528	12,696
Reliance Steel & Aluminum Co.	17,322	1,011
Rohm & Haas Co.	66,001	3,424
RPM International, Inc.	30,000	643
6 See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Sealed Air Corp.	74,902	1,867
Sigma-Aldrich Corp.	61,308	3,168
Smurfit-Stone Container Corp. *	112,330	1,360
Sonoco Products Co.	55,770	1,724
Southern Copper Corp. (a)	24,982	3,490
Steel Dynamics, Inc.	39,000	2,076
Temple-Inland, Inc. (a)	58,208	3,124
The Dow Chemical Co.	444,756	20,032
The Lubrizol Corp.	32,160	2,183
The Mosaic Co. *	70,095	4,893
The Scotts Miracle-Gro Co., Class A (a)	14,668	673
The Valspar Corp.	44,946	1,125
Titanium Metals Corp. (a)*	18,585	654
United States Steel Corp.	57,768	6,233
Vulcan Materials Co. (a)	41,782	3,573
Weyerhaeuser Co.	97,915	7,433
Yamana Gold, Inc.	102,264	1,536

		275,886
Media 3.2%

Adelphia Recovery Trust (d)	75,707	—
Cablevision Systems Corp., Class A *	106,010	3,109
CBS Corp., Class B (a)	342,205	9,821
Clear Channel Communications, Inc.	230,096	8,691
Comcast Corp., Class A (a)*	1,442,353	30,362
Discovery Holding Co., Class A *	87,397	2,492
Dow Jones & Co., Inc.	9,548	571
EchoStar Communications Corp., Class A (a)*	95,272	4,664
Gannett Co., Inc.	108,854	4,616
Getty Images, Inc. *	22,937	648
Idearc, Inc. (a)	65,936	1,779
Interpublic Group of Cos., Inc. (a)*	217,364	2,250
John Wiley & Sons, Inc., Class A	20,480	901
Lamar Advertising Co., Class A (a)	22,870	1,223
Liberty Global, Inc., Class A *	180,966	7,103
Liberty Media Corp. — Capital, Series A *	61,661	7,706
Meredith Corp.	16,639	1,036
News Corp., Class A	1,088,128	23,580
Omnicom Group, Inc.	169,738	8,653
R.H. Donnelley Corp. *	23,786	1,305
Sirius Satellite Radio, Inc. (a)*	677,085	2,275
The DIRECTV Group, Inc. *	359,345	9,515
The E.W. Scripps Co., Class A (a)	38,673	1,741
The McGraw-Hill Cos., Inc.	164,636	8,238
The New York Times Co., Class A (a)	56,925	1,113
The Walt Disney Co.	971,502	33,643
The Washington Post, Class B	2,526	2,145
Time Warner Cable, Inc., Class A *	66,900	1,913
Time Warner, Inc.	1,769,601	32,313
Tribune Co. (a)	34,846	1,054
Viacom, Inc., Class B *	318,946	13,169
XM Satellite Radio Holdings, Inc., Class A *	126,179	1,676

		229,305
Pharmaceuticals & Biotechnology 7.3%

Abbott Laboratories	715,646	39,089
Affymetrix, Inc. (a)*	1,490	38
Allergan, Inc. (a)	142,562	9,634
Amgen, Inc. *	523,560	30,424
Amylin Pharmaceuticals, Inc. *	33,747	1,519
Applied Biosystems Group-Applera Corp.	100,500	3,733
Barr Pharmaceuticals, Inc. (a)*	33,938	1,945
Biogen Idec, Inc. *	132,555	9,867
Bristol-Myers Squibb Co.	936,539	28,087
Celgene Corp. (a)*	171,546	11,322
Cephalon, Inc. (a)*	27,000	1,991
Charles River Laboratories, Inc. (a)*	31,015	1,799
Covance, Inc. *	24,300	2,005
Eli Lilly & Co.	457,671	24,783
Endo Pharmaceutical Holdings, Inc. *	59,028	1,729
Forest Laboratories, Inc. *	147,446	5,761
Genentech, Inc. *	205,619	15,242
Genzyme Corp. *	122,131	9,278
Gilead Sciences, Inc. *	430,912	19,904
ImClone Systems, Inc. *	32,780	1,414
Invitrogen Corp. *	21,302	1,936
Johnson & Johnson	1,342,217	87,472
King Pharmaceuticals, Inc. (a)*	104,766	1,110
Merck & Co., Inc.	1,019,285	59,384
Millennium Pharmaceuticals, Inc. *	141,504	1,673
Millipore Corp. (a)*	22,874	1,776
Mylan Laboratories, Inc.	113,500	1,707
PDL BioPharma, Inc. (a)*	53,395	1,132
PerkinElmer, Inc.	56,500	1,555
Pfizer, Inc.	3,216,810	79,166
Pharmaceutical Product Development, Inc. (PPD)	47,746	2,017
Schering-Plough Corp.	713,716	21,783
Sepracor, Inc. *	49,069	1,351
Techne Corp. *	17,563	1,146
Thermo Electron Corp. *	194,798	11,456
Vertex Pharmaceuticals, Inc. (a)*	34,812	1,126
Warner Chilcott Ltd., Class A (a)*	111,500	2,066
Waters Corp. *	47,000	3,618
Watson Pharmaceuticals, Inc. *	47,500	1,452
See financial notes. 7

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Wyeth	624,283	30,359

		532,849
Real Estate 1.8%

Alexandria Real Estate Equities, Inc.	13,000	1,341
AMB Property Corp.	45,825	2,995
Annaly Capital Management, Inc.	117,000	1,999
Apartment Investment & Management Co., Class A	43,665	2,040
AvalonBay Communities, Inc.	36,751	4,507
Boston Properties, Inc.	55,105	5,970
Brandywine Realty Trust (a)	40,050	1,036
BRE Properties, Class A (a)	23,424	1,284
Brookfield Properties Corp.	93,750	2,341
Camden Property Trust	26,264	1,638
CapitalSource, Inc. (a)	77,579	1,413
CB Richard Ellis Group, Inc., Class A (a)*	86,637	2,112
CBL & Associates Properties, Inc.	29,241	968
Colonial Properties Trust	20,534	643
Developers Diversified Realty Corp.	58,700	2,958
Duke Realty Corp. (a)	63,437	2,039
Equity Residential	136,272	5,693
Essex Property Trust, Inc.	10,517	1,298
Federal Realty Investment Trust	24,196	2,135
Forest City Enterprises, Inc., Class A (a)	21,588	1,229
General Growth Properties, Inc.	112,993	6,142
HCP Inc	95,280	3,243
Health Care REIT, Inc. (a)	34,021	1,507
Highwoods Properties, Inc.	26,000	935
Hospitality Properties Trust	43,481	1,722
Host Hotels & Resorts, Inc. (a)	241,534	5,352
HRPT Properties Trust	88,774	834
iStar Financial, Inc.	58,693	1,791
Jones Lang LaSalle, Inc.	16,005	1,526
Kilroy Realty Corp. (a)	15,000	976
Kimco Realty Corp.	104,831	4,353
Liberty Property Trust	40,104	1,509
Mack-Cali Realty Corp. (a)	28,347	1,122
Nationwide Health Properties, Inc.	40,000	1,249
New Century Financial Corp. (a)	23,820	1
Plum Creek Timber Co., Inc.	82,198	3,672
ProLogis	118,761	8,520
Public Storage (a)	56,859	4,604
Rayonier, Inc.	34,923	1,686
Realty Income Corp. (a)	46,000	1,359
Regency Centers Corp.	32,082	2,293
Simon Property Group, Inc.	102,678	10,690
SL Green Realty Corp. (a)	27,401	3,306
Taubman Centers, Inc.	24,000	1,413
The Macerich Co. (a)	31,678	2,715
The St. Joe Co. (a)	21,800	738
Thornburg Mortgage, Inc. (a)	52,818	555
UDR, Inc. (a)	62,789	1,491
Ventas, Inc.	47,419	2,034
Vornado Realty Trust	60,451	6,754
Weingarten Realty Investors (a)	35,002	1,339

		131,070
Retailing 3.1%

Abercrombie & Fitch Co., Class A	34,819	2,758
Advance Auto Parts, Inc.	44,702	1,525
Amazon.com, Inc. *	144,241	12,859
American Eagle Outfitters, Inc. (a)	91,085	2,166
AnnTaylor Stores Corp. *	29,937	928
AutoNation, Inc. (a)*	34,466	610
AutoZone, Inc. *	21,033	2,617
Barnes & Noble, Inc.	23,118	893
Bed, Bath & Beyond, Inc. *	124,920	4,240
Best Buy Co., Inc. (a)	183,176	8,888
Big Lots, Inc. (a)*	80,000	1,918
CarMax, Inc. (a)*	91,100	1,901
Chico’s FAS, Inc. *	46,194	607
Circuit City Stores, Inc. (a)	63,937	507
Collective Brands, Inc. (a)*	50,000	924
Dillard’s, Inc., Class A (a)	26,164	603
Dollar Tree Stores, Inc. (a)*	47,608	1,823
eBay, Inc. *	524,920	18,950
Expedia, Inc. *	114,109	3,727
Family Dollar Stores, Inc.	70,300	1,782
Foot Locker, Inc. (a)	70,109	1,044
GameStop Corp., Class A *	70,300	4,163
Genuine Parts Co.	79,030	3,878
IAC/InterActiveCorp (a)*	100,760	2,968
J.C. Penney Co., Inc. (a)	104,422	5,873
Kohl’s Corp. *	152,165	8,364
Liberty Media Corp. — Interactive *	256,108	5,437
Limited Brands, Inc.	119,023	2,620
Lowe’s Cos., Inc.	698,246	18,776
Macy’s, Inc.	213,176	6,828
Nordstrom, Inc.	104,100	4,106
O’Reilly Automotive, Inc. *	24,566	811
Office Depot, Inc. *	128,230	2,406
OfficeMax, Inc.	34,900	1,105
PetSmart, Inc.	61,195	1,833
RadioShack Corp. (a)	63,140	1,302
Ross Stores, Inc.	57,756	1,561
Saks, Inc. (a)	60,179	1,273
Sears Holdings Corp. (a)*	42,394	5,714
Staples, Inc.	330,470	7,713
Target Corp.	392,042	24,056
The Gap, Inc.	244,275	4,617
The Home Depot, Inc.	819,265	25,815
The Men’s Wearhouse, Inc.	25,000	1,056
The Sherwin-Williams Co.	49,690	3,176
The TJX Cos., Inc.	211,165	6,109
Tiffany & Co.	61,173	3,314
8 See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Tractor Supply Co. (a)*	4,484	186
Urban Outfitters, Inc. (a)*	33,496	846
Williams-Sonoma, Inc. (a)	49,921	1,569

		228,745
Semiconductors & Semiconductor Equipment 2.5%

Advanced Micro Devices, Inc. (a)*	196,331	2,568
Altera Corp. (a)	165,319	3,244
Analog Devices, Inc.	151,674	5,075
Applied Materials, Inc.	641,089	12,450
Atmel Corp. *	172,417	843
Broadcom Corp., Class A (a)*	205,825	6,700
Cypress Semiconductor Corp. *	53,268	1,947
Fairchild Semiconductor International, Inc. *	57,200	1,044
Integrated Device Technology, Inc. *	114,071	1,532
Intel Corp.	2,674,630	71,947
International Rectifier Corp. (a)*	33,542	1,120
Intersil Corp., Class A	60,867	1,847
KLA-Tencor Corp.	92,638	4,877
Lam Research Corp. *	60,600	3,042
Linear Technology Corp. (a)	112,166	3,704
LSI Corp. (a)*	334,498	2,208
Marvell Technology Group Ltd. *	214,362	3,865
MEMC Electronic Materials, Inc. *	78,077	5,717
Microchip Technology, Inc.	100,166	3,322
Micron Technology, Inc. (a)*	334,000	3,510
National Semiconductor Corp. (a)	143,458	3,606
Novellus Systems, Inc. (a)*	58,295	1,656
NVIDIA Corp. *	247,199	8,746
Rambus, Inc. (a)*	40,964	811
Silicon Laboratories, Inc. *	24,236	1,059
Teradyne, Inc. *	89,557	1,105
Texas Instruments, Inc.	669,375	21,822
Varian Semiconductor Equipment Associates, Inc. *	37,500	1,726
Xilinx, Inc.	153,905	3,755

		184,848
Software & Services 6.2%

Accenture Ltd., Class A	245,442	9,584
Activision, Inc. *	115,669	2,736
Adobe Systems, Inc. *	272,913	13,073
Affiliated Computer Services, Inc., Class A *	45,867	2,324
Akamai Technologies, Inc. (a)*	57,909	2,269
Alliance Data Systems Corp. *	31,271	2,514
Autodesk, Inc. *	107,372	5,250
Automatic Data Processing, Inc.	254,551	12,616
BEA Systems, Inc. (a)*	172,306	2,912
BMC Software, Inc. *	111,712	3,780
CA, Inc.	218,181	5,771
Cadence Design Systems, Inc. *	150,387	2,948
Ceridian Corp. *	65,400	2,350
CheckFree Corp. *	39,180	1,862
Citrix Systems, Inc. *	83,700	3,598
Cognizant Technology Solutions Corp., Class A *	132,166	5,480
Computer Sciences Corp. *	80,331	4,690
Compuware Corp. *	150,464	1,505
Convergys Corp. *	93,309	1,710
Digital River, Inc. (a)*	16,000	849
DST Systems, Inc. (a)*	25,580	2,167
Electronic Arts, Inc. *	143,781	8,788
Electronic Data Systems Corp.	226,895	4,899
FactSet Research Systems, Inc.	28,000	1,975
Fair Isaac Corp. (a)	26,451	1,003
Fidelity National Information Services, Inc.	75,470	3,481
Fiserv, Inc. *	79,089	4,382
Global Payments, Inc. (a)	44,138	2,099
Google, Inc., Class A *	99,296	70,202
Intuit, Inc. *	158,844	5,110
Iron Mountain, Inc. (a)*	73,387	2,549
MasterCard, Inc., Class A (a)	31,000	5,876
McAfee, Inc. *	73,929	3,057
MICROS Systems, Inc. *	19,000	1,365
Microsoft Corp.	3,946,588	145,274
MoneyGram International, Inc. (a)	37,761	602
NAVTEQ Corp. *	43,392	3,350
Novell, Inc. *	150,024	1,134
Oracle Corp. *	1,850,710	41,030
Parametric Technology Corp. *	40,000	764
Paychex, Inc.	157,378	6,575
Red Hat, Inc. (a)*	89,183	1,925
Salesforce Com, Inc. (a)*	25,321	1,427
SAVVIS, Inc. (a)*	21,000	793
Sybase, Inc. *	43,000	1,230
Symantec Corp. *	414,974	7,793
Synopsys, Inc. *	85,000	2,402
THQ, Inc. (a)*	30,000	813
Total System Services, Inc.	115,215	3,452
Unisys Corp. (a)*	151,521	921
ValueClick, Inc. (a)*	47,000	1,278
VeriSign, Inc. *	113,605	3,873
Western Union Co.	347,490	7,659
Yahoo! Inc. *	526,429	16,372

		453,441
Technology Hardware & Equipment 7.5%

ADC Telecommunications, Inc. (a)*	54,467	1,019
Agilent Technologies, Inc. *	172,231	6,347
Amphenol Corp., Class A	77,420	3,427
Apple, Inc. *	399,714	75,926
Arrow Electronics, Inc. *	56,900	2,275
Avnet, Inc. *	59,546	2,484
See financial notes. 9

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Brocade Communications Systems, Inc. *	185,000	1,759
Ciena Corp. *	37,753	1,807
Cisco Systems, Inc. *	2,801,315	92,612
CommScope, Inc. (a)*	40,000	1,887
Comverse Technology, Inc. (a)*	92,867	1,785
Corning, Inc.	727,963	17,668
Dell, Inc. *	1,053,499	32,237
Diebold, Inc.	25,318	1,059
EMC Corp. *	972,124	24,682
F5 Networks, Inc. *	38,118	1,374
Flextronics International Ltd. (a)*	122,169	1,504
FLIR Systems, Inc. (a)*	25,000	1,735
Harris Corp.	62,146	3,764
Hewlett-Packard Co.	1,259,118	65,071
Ingram Micro, Inc., Class A *	66,051	1,403
International Business Machines Corp.	635,690	73,816
Jabil Circuit, Inc.	74,100	1,610
JDS Uniphase Corp. (a)*	71,305	1,088
Juniper Networks, Inc. *	227,994	8,208
Lexmark International, Inc., Class A (a)*	30,859	1,296
Mettler-Toledo International, Inc. *	20,000	2,127
Molex, Inc.	41,121	1,175
Motorola, Inc.	1,061,788	19,951
NCR Corp. *	83,044	2,291
Network Appliance, Inc. *	172,000	5,416
Polycom, Inc. *	38,000	1,063
QLogic Corp. *	73,400	1,140
QUALCOMM, Inc.	768,228	32,826
SanDisk Corp. (a)*	101,858	4,523
Sanmina — SCI Corp. *	240,427	531
Seagate Technology (a)	139,837	3,893
Sun Microsystems, Inc. *	1,669,939	9,535
Tech Data Corp. *	25,152	989
Tektronix, Inc. (a)	37,817	1,431
Tellabs, Inc. *	201,275	1,773
Teradata Corp *	83,044	2,369
Trimble Navigation Ltd. (a)*	80,000	3,336
Tyco Electronics Ltd.	229,248	8,177
Vishay Intertechnology, Inc. *	132,150	1,664
Western Digital Corp. *	99,512	2,579
Xerox Corp. *	451,130	7,868
Zebra Technologies Corp., Class A (a)*	31,925	1,248

		543,748
Telecommunication Services 3.6%

ALLTEL Corp.	167,014	11,883
American Tower Corp., Class A *	189,989	8,394
AT&T Corp.	2,896,027	121,025
CenturyTel, Inc.	67,187	2,960
Citizens Communications Co. (a)	176,758	2,326
Crown Castle International Corp. (a)*	105,927	4,350
Embarq Corp.	69,800	3,694
Leap Wireless International, Inc. (a)*	10,680	762
Level 3 Communications, Inc. (a)*	669,140	2,028
NII Holdings, Inc. *	65,841	3,819
Qwest Communications International, Inc. (a)*	706,635	5,074
SBA Communications Corp., Class A *	40,000	1,424
Sprint Nextel Corp. (a)	1,346,107	23,018
Telephone & Data Systems, Inc.	48,301	3,371
Verizon Communications, Inc.	1,349,537	62,173
Windstream Corp.	180,848	2,432

		258,733
Transportation 1.8%

Alexander & Baldwin, Inc.	15,426	808
AMR Corp. (a)*	111,651	2,680
Avis Budget Group, Inc. *	44,258	924
Burlington Northern Santa Fe Corp.	164,381	14,326
C.H. Robinson Worldwide, Inc. (a)	80,248	4,006
Con-way, Inc.	21,608	921
Continental Airlines, Inc., Class B (a)*	70,000	2,404
CSX Corp.	202,542	9,068
Expeditors International of Washington, Inc.	84,098	4,259
FedEx Corp.	142,428	14,718
Hertz Global Holdings, Inc. (a)*	41,600	902
J.B. Hunt Transport Services, Inc.	20,591	571
Kansas City Southern (a)*	33,000	1,277
Landstar Systems, Inc.	26,030	1,095
Norfolk Southern Corp.	184,106	9,509
Ryder System, Inc.	28,064	1,343
Southwest Airlines Co. (a)	347,688	4,941
UAL Corp. (a)*	45,667	2,187
Union Pacific Corp.	125,491	16,068
United Parcel Service, Inc., Class B	488,325	36,673
US Airways Group, Inc. (a)*	22,848	632
YRC Worldwide, Inc. (a)*	24,091	592

		129,904
Utilities 3.6%

AGL Resources, Inc.	36,000	1,423
Allegheny Energy, Inc. (a)*	76,353	4,632
Alliant Energy Corp.	53,900	2,156
Ameren Corp.	81,485	4,405
American Electric Power Co., Inc.	183,931	8,867
Aqua America, Inc. (a)	43,134	1,003
Atmos Energy Corp.	14,818	416
CenterPoint Energy, Inc. (a)	148,411	2,487
10 See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

CMS Energy Corp. (a)	103,533	1,757
Consolidated Edison, Inc. (a)	105,006	4,945
Constellation Energy Group	83,741	7,930
Dominion Resources, Inc.	137,829	12,629
DPL, Inc. (a)	50,061	1,454
DTE Energy Co.	82,097	4,072
Duke Energy Corp.	582,943	11,175
Dynegy, Inc., Class A *	175,199	1,614
Edison International	156,454	9,098
Energen Corp.	33,196	2,124
Energy East Corp.	36,053	1,005
Entergy Corp.	98,622	11,822
Equitable Resources, Inc.	56,400	3,176
Exelon Corp.	320,656	26,544
FirstEnergy Corp.	147,970	10,313
FPL Group, Inc.	188,008	12,863
Great Plains Energy, Inc. (a)	39,000	1,164
Hawaiian Electric Industries, Inc. (a)	37,748	876
Integrys Energy Group, Inc. (a)	34,155	1,838
MDU Resources Group, Inc.	83,917	2,363
Mirant Corp. *	118,702	5,028
National Fuel Gas Co. (a)	27,047	1,311
Nicor, Inc. (a)	21,000	909
NiSource, Inc.	126,980	2,597
Northeast Utilities	71,514	2,205
NRG Energy, Inc. (a)*	82,930	3,787
NSTAR	49,512	1,741
OGE Energy Corp.	29,180	1,118
Oneok, Inc.	67,062	3,349
Pepco Holdings, Inc. (a)	89,174	2,541
PG&E Corp.	162,137	7,933
Pinnacle West Capital Corp. (a)	36,487	1,474
PNM Resources, Inc. (a)	10,000	250
PPL Corp.	178,511	9,229
Progress Energy, Inc.	119,185	5,721
Public Service Enterprise Group, Inc.	117,161	11,201
Puget Energy, Inc.	46,219	1,306
Questar Corp. (a)	79,720	4,550
Reliant Energy, Inc. *	157,397	4,332
SCANA Corp.	54,031	2,193
Sempra Energy	121,878	7,497
Sierra Pacific Resources	50,000	843
Southern Co.	327,518	12,007
Southern Union Co.	49,962	1,574
TECO Energy, Inc.	92,117	1,550
The AES Corp. *	320,202	6,855
UGI Corp.	23,148	616
Westar Energy, Inc.	10,000	266
Wisconsin Energy Corp.	54,168	2,594
Xcel Energy, Inc. (a)	189,009	4,262

		264,990

Total Common Stock
(Cost $3,056,568)		7,247,273

Foreign Common Stock 0.2% of net assets

Bermuda 0.1%

Capital Goods 0.1%

Foster Wheeler Ltd. *	32,428	4,808

Consumer Services 0.0%

Orient-Express Hotels Ltd., Class A (a)	19,000	1,231

		6,039
Cayman Islands 0.1%

Energy 0.1%

GlobalSantaFe Corp.	104,795	8,492

United Kingdom 0.0%

Transportation 0.0%

UTI Worldwide, Inc.	40,080	1,022

Total Foreign Common Stock
(Cost $7,751)		15,553

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.2% of net assets

Repurchase Agreement 0.2%

Fixed Income Clearing Corp. dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $16,459 (fully collateralized by Federal Home Loan Mortgage Corp. with a value of $16,788.)
	16,457	16,457
U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
3.92%, 12/20/07 (b)	180	179
3.61%, 12/20/07 (b)	30	30
4.24%, 12/20/07 (b)	365	363

		572

Total Short-Term Investments
(Cost $17,029)		17,029

See financial notes. 11

Schwab 1000 Index Fund
Portfolio Holdings continued

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 5.6% of net assets

State Street Navigator Security Lending Prime Portfolio	409,235,043	409,235

End of collateral invested for securities on loan.
At 10/31/07, the tax basis cost of the fund’s investments was $3,082,470, and the unrealized appreciation and depreciation were $4,299,861 and ($102,476), respectively, with a net unrealized appreciation of $4,197,385.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser.
(d)	Fair-valued by Management.
In addition to the above, the fund held the following at 10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 12/21/07	130	10,107	33
12 See financial notes.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/S/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: December 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: December 12, 2007

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: December 12, 2007